              As filed with the Securities and Exchange Commission
                               on June 2, 1998
                      Registration No. 33-42927; 811-6419

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Post-Effective Amendment No. 47       [X]

                                      And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                               Amendment No. 48         [X]
                        (Check appropriate box or boxes)
                            ________________________

                             STAGECOACH FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas  72201
          (Address of Principal Executive Offices, including Zip Code)
                           __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant       [ ] on _________ pursuant
    to Rule 485(b), or                         to Rule 485(b)

[X] 60 days after filing pursuant          [ ] on _________ pursuant
    to Rule 485(a)(1), or                      to Rule 485(a)(1)

[ ] 75 days after filing pursuant          [ ] on ___________pursuant
    to Rule 485(a)(2), or                      to Rule 485(a)(2)


If appropriate, check  the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 47 (the "Amendment") to the Registration Statement of Stagecoach Funds, Inc. (the "Company") is being filed to register the "Plain English" Prospectuses and related Statements of Additional Information ("SAIs") for the Class S shares of the Company's Money Market Fund and the Class E shares of the Company's Treasury Money Market Fund.

     The Amendment does not affect the Registration Statement for the Company's other classes, prospectuses or SAIs.

                             STAGECOACH FUNDS, INC.
                             ----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Cover Page
2               Summary of Expenses
3               Financial Highlights
                How to Read the Financial Highlights
4               General Investment Risks
                Key Information
                Organization and Management of the Fund
                (Name of) Fund
5               Organization and Management of the Fund
                Summary of Expenses
6               Additional Services and Other Information
7               Additional Services and Other Information
                Exchanges
                Your Account
8               Additional Services and Other Information
                Exchanges
                Your Account
9               Not Applicable

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page
11              Table of Contents
12              Historical Fund Information
13              Additional Permitted Investment Activities
                Appendix
                Investment Restrictions
                Risk Factors
14              Management
15              Management
16              Fund Expenses
                Independent Auditors
                Management
17              Portfolio Transactions
18              Capital Stock
                Other
19              Additional Purchase and Redemption Information
                Determination of Net Asset Value
20              Federal Income Taxes
21              Management
22              Performance Calculations
23              Financial Information

Part C          Other Information
------          -----------------

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

August 1, 1998
================================================================================
                                                             STAGECOACH FUNDS(R)

Stagecoach
         Money Market Fund
Prospectus

Money Market
Fund


Class S

Investment Advisor
and Administrator:

Wells Fargo Bank

Distributor and
Co-Administrator:

Stephens Inc.

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if the Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission, any state securities commission or any other regulatory authority, nor have any of these authorities passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Wells Fargo Bank, N.A. ("Wells Fargo Bank"), or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. WE CANNOT ASSURE YOU THAT A FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
================================================================================

================================================================================


About This Prospectus
--------------------------------------------------------------------------------

What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a Fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "Plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

How is the Fund information organized?

After important summary information and the expense fee table, the Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about the Fund can be found.

                    Important information you should look for:
--------------------------------------------------------------------------------

[GRAPHIC]           Investment Objective and Investment Policies

                    What is the Fund trying to achieve? How do we intend to invest your money? Look for the arrow icon to find out.
--------------------------------------------------------------------------------

[GRAPHIC]           Permitted Investments

                    A summary of the Fund's key permitted investments and practices.
--------------------------------------------------------------------------------

[GRAPHIC]           Important Risk Factors

                    What are key risk factors for this Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for this Fund.
--------------------------------------------------------------------------------

[GRAPHIC]           Additional Fund Facts

                    Provides additional information about the Fund.
--------------------------------------------------------------------------------

Why is italicized print used throughout this Prospectus?

Words appearing in italicized print and highlighted in color are defined in the Glossary.

What else do I need to understand about this Fund?

The Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-222-8222. The Statement of Additional Information and other information for the Fund is also available on the SEC's website (http://www.sec.gov).


================================================================================


Table of Contents

                               Key Information                                 4
                               Summary of Expenses                             5
--------------------------------------------------------------------------------
The Fund                       Money Market Fund                               6
This section contains          General Investment Risks                       10
important information
about the Fund.

--------------------------------------------------------------------------------

Your Account                   Your Account                                   14
                               How to Buy Shares                              16
Turn to this section for       Selling Shares                                 17
information on how to          Exchanges                                      19
open and maintain              Additional Services and
your account, including           Other Information                           20
how to buy, sell and
exchange Fund shares.

--------------------------------------------------------------------------------

Reference                      Organization and Management
                                  of the Fund                                 24
Look here for details on the   How to Read the Financial Highlights           27
organization of the Fund       Glossary                                       28
and term definitions.

Key Information

--------------------------------------------------------------------------------

Summary of the Stagecoach Money Market Fund


The Fund described in this Prospectus invests in money market instruments, seeks to maintain a $1.00 per share net asset value in order to preserve principal, and distributes dividends once a month. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of shareholders.

Should you consider investing in this Fund? Yes, if:

o    you are looking for a fund in which to invest short-term cash;

o    you are looking to preserve principal; and

o    you are looking for monthly income.


You should not invest in this Fund if:

o    you are looking for FDIC insurance coverage or guaranteed rates of return;

o    you are unwilling to accept that you may lose money on your investment;

o you are unwilling to accept the risk that we may be unable to maintain a $1.00 per share net asset value and that your investment principal may fluctuate; or

o    you are seeking long-term total return.


Who are "We"?


In this Prospectus, "We" generally means the Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Fund to perform services. The section on "Organization and Management of the Fund" further explains how the Fund is organized.


Who are "You"?


In this Prospectus, "You" means the potential investor or the shareholder.


What are the "Funds"?


In this Prospectus, the "Fund" refers to the Stagecoach Fund listed on the cover of this Prospectus. The "Funds" also may refer to other mutual funds offered by Stagecoach Funds, Inc.


Key Terms


The term "money market instruments" is used in this Prospectus to refer to a broad variety of short-term debt securities, commercial paper, certificates of deposit, repurchase agreements and other investment activities described in the Statement of Additional Information and the Investment Practice/Risk table on page 29.

Dividends


We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are declared and paid at least annually.




4    Stagecoach Money Market Fund Prospectus

Money Market Funds         Summary of Expenses
--------------------------------------------------------------------------------


================================================================================
SHAREHOLDER TRANSACTION EXPENSES
================================================================================

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See "Organization and Management of the Fund" for more details.

-------------------------------------------------
                                         Money
                                         Market
                                         --------
                                         CLASS S
-------------------------------------------------
   Maximum sales charge on a purchase
   (as a percentage of offering price)   None
-------------------------------------------------
   Maximum sales charge on reinvested
   dividends                             None
-------------------------------------------------
   Maximum sales charge imposed on
   redemptions                           None
-------------------------------------------------
   Exchange fees                         None

================================================================================
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
================================================================================

Expenses shown "after waivers" reflect amounts paid by the Fund during the prior fiscal period. In some cases, they have been restated to reflect expenses and fee waivers expected to be in effect during the current fiscal year. Expenses shown "before waivers" reflect contract amounts and amounts paid during the prior fiscal period. Expense waivers and reimbursements are voluntary and may be discontinued without prior notice.

-------------------------------------------------
                                         Money
                                         Market
                                         --------
                                         CLASS S
-------------------------------------------------
   Rule 12b-1 fee                        0.75%
-------------------------------------------------
   Management fee
   (after waivers)                       0.40%
-------------------------------------------------
   Other expenses
   (after waivers or reimbursements)     0.27%
=================================================
   TOTAL FUND OPERATING EXPENSES
   (after waivers or reimbursements)     1.42%
=================================================
   Management fee
   (before waivers)                      0.40%
-------------------------------------------------
   Other expenses
   (before waivers or reimbursements)    0.41%
-------------------------------------------------
   TOTAL FUND OPERATING EXPENSES
   (before waivers or reimbursements)    1.56%
-------------------------------------------------

================================================================================

   EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
================================================================================

-----------------------------------------------------------------------------------------------
You would pay the following expenses
on a $1,000 investment assuming a 5%
annual return and that you redeem        Money
your shares at the end of each           Market
period.                                  --------
                                         CLASS S
-------------------------------------------------
   1 YEAR                                 $14
-------------------------------------------------
   3 YEARS                                $45
-------------------------------------------------
   5 YEARS                                $78
-------------------------------------------------
  10 YEARS                               $170
-------------------------------------------------

                                   Stagecoach Money Market Fund Prospectus    5

Money Market Fund


--------------------------------------------------------------------------------

               Advisor:                 Wells Fargo Bank
--------------------------------------------------------------------------------
[GRAPHIC]      Investment Objective

               The Money Market Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.

               Investment Policies

               We actively manage a portfolio of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investments including, for example, repurchase agreements.

--------------------------------------------------------------------------------

[GRAPHIC]      Permitted Investments
               Under normal market conditions, we invest in:

               o commercial paper rated at the date of purchase as P-1 by Moody's or A-1+ or A-1 by S&P;

               o negotiable certificates of deposits and banker's acceptances;

               o repurchase agreements;

               o U.S. Government obligations;

               o short-term, U.S. dollar-denominated debt obligations of U.S. branches of foreign banks and foreign branches of U.S. banks;

               o municipal obligations; and

               o shares of other money market funds.

6    Stagecoach Money Market Fund Prospectus

--------------------------------------------------------------------------------
[GRAPHIC]      Important Risk Factors

               You should consider both the General Investment Risks listed on page 26 and the specific risks listed below. They are both important to your investment choice.

               There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

--------------------------------------------------------------------------------
[GRAPHIC]      Additional Fund Facts

               For information on Fund fees and expenses, see "Summary of Expenses" on page 5.



                                   Stagecoach Money Market Fund Prospectus    7

Money Market Fund                     Financial Highlights
-----------------------------------------------------------

===========================================================
FOR A SHARE OUTSTANDING
===========================================================

For the period ended:



===========================================================
Net asset value, beginning of period
-----------------------------------------------------------
Income from investment operations:
  Net investment income
  Net realized and unrealized gain on investments
-----------------------------------------------------------
Total from investment operations
-----------------------------------------------------------
Less distributions:
  Dividends from net investment income
  Distributions from net realized gain
-----------------------------------------------------------
Total from distributions:
-----------------------------------------------------------
Net asset value, end of period
-----------------------------------------------------------
Total return (not annualized)
-----------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)
-----------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average net assets
  Ratio of net investment income to average net assets
-----------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses
-----------------------------------------------------------
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed expenses
-----------------------------------------------------------
===========================================================
   CLASS S SHARE CALENDAR-YEAR RETURNS
===========================================================
-----------------------------------------------------------
These returns reflect fee waivers and reimbursements,
and are not a guarantee of future performance.
-----------------------------------------------------------

1    The Fund changed its fiscal year-end from September 30 to March 31.

2    The Fund changed its fiscal year-end from December 31 to September 30.

8    Stagecoach Money Market Fund Prospectus

                                                                   See "How to Read the Financial Highlights" on page 43.
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================

========================================================================================================================
     CLASS S SHARES -- COMMENCED
     ON MAY 25, 1995
     ----------------------------------------------------------------
     March 1,         March 31          Sept. 30          Dec. 31,
       1998            1997(1)           1996(2)            1995
---------------------------------------------------------------------
      $1.00             $1.00             $1.00             $1.00
---------------------------------------------------------------------

       0.04              0.02              0.03              0.03
       0.00              0.00              0.00              0.00
---------------------------------------------------------------------
       0.04              0.02              0.03              0.03
---------------------------------------------------------------------

      (0.04)            (0.02)            (0.03)            (0.03)
       0.00              0.00              0.00              0.00
---------------------------------------------------------------------
      (0.04)            (0.02)            (0.03)            (0.03)
---------------------------------------------------------------------
      $1.00             $1.00             $1.00             $1.00
---------------------------------------------------------------------
       4.37%             2.02%             3.03%             2.73%
---------------------------------------------------------------------

 $  951,172        $  707,781        $  699,231        $  618,899
---------------------------------------------------------------------

       1.42%             1.43%             1.42%             1.43%
       4.28%             4.02%             3.98%             4.40%
---------------------------------------------------------------------

       1.62%             1.56%             1.55%             1.53%
---------------------------------------------------------------------

       4.08%             3.89%             3.85%             4.30%
---------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

========================================================================================================================
                            1997           1996              1995              1994            1993
========================================================================================================================
                                           4.78%             5.34%             3.74%           2.70%
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


                                   Stagecoach Money Market Fund Prospectus    9

General Investment Risks

--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

o Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

o We cannot guarantee we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.

o You cannot recover through insurance any loss due to investment practices, nor can the Fund, the selling agents or investment advisors "make good" any losses you might have.

o Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

o An investment in a single Fund, by itself, does not constitute a complete investment plan.

o The Fund invests in debt instruments, such as notes and bonds, that are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the possibility that interest rates may increase and reduce the resale value of securities in the Fund's portfolio. Debt instruments with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Interest rate risk does not affect the interest paid by a debt instrument unless it is specifically designed to pay an adjustable rate.

o The Fund's advisor may also use certain derivative instruments such as options or futures contracts. The term "derivatives" covers a wide number of investments but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

The following types of floating-rate derivative securities are NOT permitted investments in the Fund:

o Capped floaters on which interest is not paid when market rates move above a certain level;


10   Stagecoach Money Market Fund Prospectus

--------------------------------------------------------------------------------

o Leveraged floaters whose interest rates reset based on a formula that magnifies changes in market interest rates;

o Range floaters on which interest is not paid if market interest rates move outside a specified range;

o Dual index floaters whose interest rate reset provisions are tied to more than one index; and

o Inverse floaters which have interest rates that reset in an opposite direction of their index.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk-- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk-- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk-- The risk that an adverse change in the diplomatic relations between the United States and another country, or between other countries, might reduce the value or liquidity of investments in either country.

Information Risk-- The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk-- The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk-- The risk that a practice may increase a Fund's exposure to Market Risk, Interest Rate Risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk-- The risk that a security cannot be sold, or cannot be sold without adversely affecting its fair price.


                                     Stagecoach Money Market Fund Prospectus 11

General Investment Risks

--------------------------------------------------------------------------------

Market Risk-- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk-- The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

--------------------------------------------------------------------------------

     Investment Practice/Risk

     The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for the Fund or the Statement of Additional Information for more information on these practices.

     Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

     In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional information for additional information about the investment practices and risks particular to the Fund.
--------------------------------------------------------------------------------


12   Stagecoach Money Market Fund Prospectus

--------------------------------------------------------------------------------

                                                                                 MONEY
                                                                                 MARKET

=========================================================================================

INVESTMENT PRACTICE:                                   RISK:
=========================================================================================

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted      Interest Rate and            X
either on a schedule or when an index or benchmark     Credit Risk
changes.
-----------------------------------------------------------------------------------------

Repurchase Agreements
A transaction in which the seller of a security        Credit and                   X
agrees to buy back a security at an agreed upon time   Counter-Party Risk
and price, usually with interest.
-----------------------------------------------------------------------------------------

Other Mutual Funds
The temporary investment in shares of another money    Market Risk                  X
market fund. A pro rata portion of the other fund's
expenses, in addition to the expenses paid by the
Fund, will be borne by Fund shareholders.
-----------------------------------------------------------------------------------------

Foreign Obligations
Dollar-denominated debt obligations of foreign         Information, Currency,       X
branches of U.S. banks or U.S. branches of foreign     Liquidity, Political,
banks.                                                 Regulatory, and Diplomatic
                                                       Risk
-----------------------------------------------------------------------------------------

Loans of Portfolio Securities
The practice of loaning securities to brokers,         Credit, Leverage and
dealers, and financial institutions to increase        Counter-Party Risk
return on those securities. Loans may be made in
accordance with existing investment policies.
-----------------------------------------------------------------------------------------

Borrowing Policies
The ability to borrow an equivalent of 10%             Leverage Risk                X
of assets from banks for temporary purposes
to meet shareholder redemptions.
-----------------------------------------------------------------------------------------

Illiquid Securities
A security that cannot be readily sold, or cannot be   Liquidity Risk               X
readily sold without negatively affecting its fair
price. Illiquid securities are limited to 10% of total
assets.
-----------------------------------------------------------------------------------------



                                   Stagecoach Money Market Fund Prospectus   13

Your Account

--------------------------------------------------------------------------------

This section tells you how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Opening an Account

        Class S shares of the Fund are offered by this Prospectus to businesses that establish a Business Dividend Checking Account (an "Account") with Wells Fargo Bank. Each Account combines a Transaction Account (a non-interest bearing deposit account) with a periodic sweep of balances to or from the Fund. Investors may open an Account by completing and signing an Account Application and appropriate Disclosure Statement. The Disclosure Statement contains important information about the various features and operations of the Accounts and should be reviewed in conjunction with this Prospectus. Wells Fargo Bank may, in the future, permit investors to acquire shares of the Fund through additional accounts not described in this Prospectus.


14   Stagecoach Money Market Fund Prospectus

--------------------------------------------------------------------------------

Important Information:

o Read this prospectus carefully. Discuss any questions you have with your Selling Agent. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your selling agent or by calling 1-800-222-8222.

o We process requests to buy shares each business day. Requests we receive in proper form for the Money Market Fund before 12:00 Noon (Pacific Time) generally are processed at 12:00 Noon on the same day.

o    Requests we receive in proper form for the Fund before 1:00 PM (Pacific
     Time) in connection with certain automated investment programs are processed at 1:00 PM on the same day.

o Requests we receive after the above-specified times are processed the next business day at the applicable Net Asset Value (NAV).

o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

o We determine the NAV of the Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of the Fund. See the Statement of Additional Information for further information.

o You may have to complete additional paperwork for certain types of account registrations, such as a Trust. Please speak to Investor Services (1-800-222-8222) if you are investing directly with Stagecoach Funds, or speak to your selling agent if you are buying shares through a brokerage account.

o Once an account has been opened, you can add additional Funds under the same registration without requiring a new application.

o On any day the trading markets for both U.S. government securities and money market instruments close early, the Fund will close early.

o We reserve the right to cancel any purchase order or delay redemption if your check does not clear.


                                   Stagecoach Money Market Fund Prospectus   15

Your Account

--------------------------------------------------------------------------------

How to Buy Shares

        Class S shares may be purchased on any day the Fund and Wells Fargo Bank are open by making a deposit into your Account. On each day Wells Fargo Bank and the Fund are open Wells Fargo Bank computes the Net Sweep Amount, which is the net amount of all deposits, withdrawals, charges and credits made to and from a Transaction Account. If deposits and credits exceed withdrawals and charges, you authorize Wells Fargo Bank, on your behalf, to transmit a purchase order to the Fund designated in your Account in the amount of that day's Net Sweep Amount. For example, if you make a $500 deposit and withdraw $100 on the same day, and there are no other transactions on that day, the Net Sweep Amount for that day would be $400. Wells Fargo Bank, on your behalf, would transmit a purchase order to the designated Fund on the next Business Day in the amount of $400. Your purchase order will be made effective and full and fractional shares will be purchased at the next determined NAV, which is expected to remain a constant $1.00 per share. Deposits and other transactions to your Account are sometimes not immediately included in the Net Sweep Amount. Cash and items drawn on Wells Fargo Bank are generally credited to the Net Sweep Amount on the same Business Day as the day of deposit. Local and non-local checks are usually credited to your Net Sweep Amount on the first or second Business Day, respectively, after the day of your deposit. In addition, adjustments may sometimes be made to your Account to reflect dishonored or returned items. For additional information refer to the applicable Disclosure Statement and, specifically therein, "Holds and Funds Availability."

16   Stagecoach Money Market Fund Prospectus

--------------------------------------------------------------------------------
Selling Shares:

        If, on any day Wells Fargo Bank and the Fund are open for business, withdrawals from your Business Dividend Checking Account, including check transactions, exceed deposits and credits, Wells Fargo Bank will transmit a redemption order on your behalf to the Fund in the dollar amount of that day's Net Sweep Amount. If your Business Dividend Checking Account with Wells Fargo Bank is closed as described in the applicable Disclosure Statement, Wells Fargo Bank transmits a redemption request on your behalf to the Fund for the balance of the Class S shares of the Fund held through your Account. Your shares are normally redeemed at the next NAV, expected to be a constant $1.00 per share, calculated after the Fund has received the redemption order transmitted on your behalf. The Fund ordinarily will remit your redemption proceeds within seven days after your redemption order is received from Wells Fargo Bank unless the SEC permits a longer period under extraordinary circumstances. Such extraordinary circumstances could include a period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or a period during which the SEC by order permits deferral of redemptions for the protection of security holders of the Fund. In addition, Wells Fargo Bank may withhold redemption proceeds pending check collection or processing or for other reasons all as set forth more fully in "Holds and Funds Availability" and elsewhere in the applicable Disclosure Statement.


                                   Stagecoach Money Market Fund Prospectus   17

================================================================================
GENERAL NOTES FOR SELLING SHARES
================================================================================

We process requests to sell shares each business day. Requests we receive in proper form for the Money Market Fund before 12:00 Noon (Pacific Time)
generally are processed at 12:00 Noon on the same day.
--------------------------------------------------------------------------------

Requests we receive in proper form for the Fund before 1:00 PM (Pacific Time)
in connection with certain automated investment programs are processed at 1:00 PM on the same day.
--------------------------------------------------------------------------------

Requests we receive after the above-specified times are processed the next business day at the applicable NAV.
--------------------------------------------------------------------------------

If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------

We reserve the right to delay payment of a redemption for up to ten days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
--------------------------------------------------------------------------------

Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------


18   Stagecoach Money Market Fund Prospectus

Exchanges

--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should carefully read the Prospectus for the Fund into which you wish to exchange.

o Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

o If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund and a sales load may be assessed.

o If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

o Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

o Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

o In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

o You may exchange shares of the Funds for class A, B or C shares of a non-money market fund.


                                   Stagecoach Money Market Fund Prospectus   19

Additional Services and Other Information

--------------------------------------------------------------------------------

Dividend and Capital Gain Distributions

        The Fund intends to distribute dividends on a daily basis to shareholders of record as of 12:00 Noon (Pacific time). You begin earning dividends on your Class S shares of the Fund on the day your purchase order for such shares is effective and continue to earn dividends through the day prior to the date you redeem such shares. Dividends for a Saturday, Sunday or Holiday are credited on the preceding Business Day. If you redeem shares before the dividend payment date, any dividends credited to you will be paid on the following dividend payment date. The Fund distributes any capital gains at least annually. Dividends declared in a month are reinvested in Class S shares of the Fund early in the following month.

20   Stagecoach Money Market Fund Prospectus

--------------------------------------------------------------------------------

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by the Fund as dividend distributions. These are taxable to you as ordinary income. Corporate shareholders may be able to exclude a portion of dividend income from their taxable income.

We will pass on to you any net capital gains earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains and are taxable when paid. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you as to the status of your Fund distributions.

Your redemptions, including exchanges, will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding. In certain circumstances, U.S. residents will be subject to back-up withholding.



                                   Stagecoach Money Market Fund Prospectus   21

Additional Services and Other Information

--------------------------------------------------------------------------------

Minimum Account Value - Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.

Minimum Account Value Statements - Your Shareholder Servicing Agent mails statements after any account activity, including dividends or capital gains, and at year-end. Your Shareholder Servicing Agent will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.

Statement of Additional Information - Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, distribution plans, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for each Fund. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-222-8222.

Glass-Steagall Act - Morrison & Foerster LLP, counsel to the Funds and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by


22   Stagecoach Money Market Fund Prospectus

--------------------------------------------------------------------------------

the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights - All shares of the Funds have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.


                                   Stagecoach Money Market Fund Prospectus   23

Organization and Management of the Fund

--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Stagecoach

The Fund is one of over 30 Funds of Stagecoach Funds, Inc., an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members, amending fundamental investment strategies or policies.

================================================================================
                                  SHAREHOLDERS
================================================================================

================================================================================

                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
================================================================================
      Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------


=======================================================================================================
                                                            TRANSFER AND
    DISTRIBUTOR &               ADMINISTRATOR            DIVIDEND DISBURSING            SHAREHOLDER
  CO-ADMINISTRATOR                                             AGENTS                SERVICING AGENTS
=======================================================================================================

Stephens Inc.                 Wells Fargo Bank         Wells Fargo Bank              Various Agents
111 Center St.                525 Market St.           525 Market St.
Little Rock, AR               San Francisco, CA        San Francisco, CA

Markets the Fund,             Manages the Fund's       Maintains records of          Provide services
distributes shares, and       business activities      shares and supervises         to customers
manages the Fund's                                     the paying of dividends
business activities
-------------------------------------------------------------------------------------------------------


=======================================================================================================
               INVESTMENT ADVISOR                                          CUSTODIAN
=======================================================================================================
Wells Fargo Bank, 525 Market St., San Francisco,       Wells Fargo Bank, 525 Market St., San Francisco,
CA                                                     CA

Manages the Fund's investment activities               Provides safekeeping for the Fund's assets
-------------------------------------------------------------------------------------------------------


================================================================================
                               BOARD OF DIRECTORS
================================================================================
                        Supervises the Fund's activities
--------------------------------------------------------------------------------


24   Stagecoach Money Market Fund Prospectus

--------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund class paid on an annual basis for the services described. The Statement of Additional Information for each Fund has more detailed information about the Investment Advisor and the other service providers and plans described here.

The Investment Advisor

Wells Fargo Bank is the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 1998 Wells Fargo Bank and its affiliates managed over $57 billion in assets. The Funds paid Wells Fargo Bank 0.36% for advisory services
(after fee waivers) for the fiscal period ended March 31, 1998:

The Administrator

Wells Fargo Bank is the administrator of the Funds. Wells Fargo Bank is paid
 .03% of each Fund's assets for these services.

The Distributor and Co-Administrator

Stephens Inc. is the Funds' distributor and co-administrator. Stephens Inc. receives .04% of each Fund's assets for its role as co-administrator. Stephens Inc. also receives all distribution plan fees.

Distribution Plan

We have adopted a distribution plan for the Fund. This plan is used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials. The

                                   Stagecoach Money Market Fund Prospectus   25

Organization and Management of the Funds

--------------------------------------------------------------------------------

Fund may participate in joint distribution activities with other Stagecoach Funds. The cost of these activities is generally allocated among the Fund. Funds with higher asset levels pay a higher proportion of these costs. The Fund may pay up to 0.75% under the distribution plan for the Class S shares.

Shareholder Servicing Plan

We have a Shareholder Servicing Plan for the Class S shares. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services we pay 0.25%.

26   Stagecoach Money Market Fund Prospectus

How to Read the Financial Highlights

--------------------------------------------------------------------------------

After the description of the Fund, there are charts showing important financial information about the Fund. The charts are called "Financial Highlights" and are designed to help you understand the past performance of the Fund. The financial statements from which these Financial Highlights were derived were audited by KPMG Peat Marwick LLP, except as indicated. The financial statements are included in the Fund's most recent Annual or Semi-Annual Report and are available free of charge by calling 1-800-222-8222.

Here is an explanation of some terms that will help you read these charts.

Net Asset Value (NAV)-- The net value of one share of a class of the Fund. See the Glossary for a fuller definition.

Net Investment Income-- Net investment income is calculated by subtracting the aggregate Fund expenses from the Fund's investment income. The number in the financial highlights is the net investment income of a class divided by the number of outstanding shares of that class. The amount distributed to shareholders is listed under the heading "Less Distributions--Dividends from Net Investment Income."

Net Realized and Unrealized Gain (Loss) on Investments-- We continually buy and sell investments. The profit on an investment sold for more than its purchase price is a realized capital gain while a loss on an investment sold for less than its purchase price is a realized capital loss. An unrealized gain or loss occurs when an investment gains or loses value but is not sold. The number in this category is the total gains or losses of a class divided by the number of outstanding shares for that class. The amount of capital gain or loss per share that was paid to shareholders is listed under the heading "Less Distributions--Distributions From Net Realized Gains."

Net Assets-- The value of the investments in the Fund's portfolio (after accounting for expenses) that are attributable to a particular class of the Fund.

Ratio of Expenses to Average Net Assets-- This ratio reflects the amount paid by the Fund to cover the costs of its daily operations, and includes advisory, administration and other operating expenses. It is expressed as a percentage of the average daily net assets of a class.

Ratio of Net Investment Income (Loss) to Average Net Assets-- This ratio is the result of dividing net investment income (or loss) by average net assets.


                                   Stagecoach Money Market Fund Prospectus   27

Glossary

--------------------------------------------------------------------------------

Annual Report

A document that provides certain financial and other important information for the most recent reporting period and the Fund's portfolio of investments.

Business Day

Any day the Fund is open. The Fund is generally open Monday through Friday and is closed weekends and federal bank holidays.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial Paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.


Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by the Fund on its shares.

Dollar-Denominated

Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.


28   Stagecoach Money Market Fund Prospectus

--------------------------------------------------------------------------------

Investment-Grade Debt

A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at its fair price.

Moody's

One of the largest nationally recognized ratings organizations.

Nationally Recognized Ratings Organization (NRRO)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV per share of the Money Market Fund is determined each business day at 12:00 noon and 1:00 PM (Pacific Time).

Options

An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options can also be based on the movement of an index such as the S&P 500.

Public Offering Price (POP)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.


                                   Stagecoach Money Market Fund Prospectus   29

Glossary

--------------------------------------------------------------------------------

Selling Agent

A person who has an agreement with the Fund's distributor that allows them to sell Fund shares.

Shareholder Servicing Agent


An entity appointed by the Fund to maintain shareholder accounts and record, assist and provide information to shareholders or perform similar functions.


Signature Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P

One of the largest nationally recognized ratings organizations. Standard and Poor's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information


A document that supplements the disclosures made in the Prospectus.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


Weighted-Average Maturity


The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.


30   Stagecoach Money Market Fund Prospectus

This page intentionally left blank

--------------------------------------------------------------------------------

================================================================================

STAGECOACH FUNDS(R)

You may wish to review the following
documents:


Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC
and is incorporated by reference into this Prospectus and is legally part of this Prospectus.


Annual/Semi-Annual Report
provides certain financial and other
important information for the most recent reporting period and the Fund's portfolio of investments.

These are available free of
charge by calling

1-800-222-8222, or from

Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-7066


--------------------------------------------------------------------------------

STAGECOACH MONEY MARKET FUNDS:
--------------------------------------------------------------------------------

o    are not insured by the FDIC.


o are not obligations or deposits of Wells Fargo Bank, nor guaranteed by Wells Fargo Bank.


o    involve investment risk, including possible loss of principal.


o seek to maintain a stable net asset value of $1.00 per share, however, there can be no assurance that a fund will meet this goal. Yields will vary with market conditions.

--------------------------------------------------------------------------------


[RECYCLE LOGO]
Printed on Recycled Paper

                                                                 SC 228 P (8/98)

================================================================================

August 1,1998
================================================================================
                                                            STAGECOACH FUNDS(R)

Stagecoach
         Money Market Funds
Prospectus

Treasury Money Market Fund


Class E

Investment Advisor
and Administrator:

Wells Fargo Bank

Distributor and
Co-Administrator:

Stephens Inc.

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if the Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission, any state securities commission or any other regulatory authority, nor have any of these authorities passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Wells Fargo Bank, N.A. ("Wells Fargo Bank"), or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. WE CANNOT ASSURE YOU THAT A FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
================================================================================

================================================================================


About This Prospectus
--------------------------------------------------------------------------------

What is a prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how the Fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "Plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

How is the Fund information organized?

After important summary information and the expense fee table, the Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about the Fund can be found.

                    Important information you should look for:
--------------------------------------------------------------------------------

[GRAPHIC]           Investment Objective and Investment Policies

                    What is the Fund trying to achieve? How do we intend to invest your money? Look for the arrow icon to find out.
--------------------------------------------------------------------------------

[GRAPHIC]           Permitted Investments

                    A summary of the Fund's key permitted investments and practices.
--------------------------------------------------------------------------------

[GRAPHIC]           Important Risk Factors

                    What are key risk factors for this Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for this Fund.
--------------------------------------------------------------------------------

[GRAPHIC]           Additional Fund Facts

                    Provides additional information about the Fund.
--------------------------------------------------------------------------------

Why is italicized print used throughout this Prospectus?

Words appearing in italicized print and highlighted in color are defined in the Glossary.

What else do I need to understand about this Fund?

The Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-222-8222. The Statement of Additional Information and other information for the Fund is also available on the SEC's website (http://www.sec.gov).


================================================================================


Table of Contents

                               Key Information                                 4
                               Summary of Expenses                             5
--------------------------------------------------------------------------------
The Fund
This section contains          Treasury Money Market Fund                     22
important information          General Investment Risks                       26
about the Fund.

--------------------------------------------------------------------------------

Your Account                   Your Account                                   30
                               How to Buy Shares                              32
Turn to this section for       Selling Shares                                 33
information on how to          Exchanges                                      35
open and maintain              Additional Services and
your account, including           Other Information                           36
how to buy, sell and
exchange Fund shares.

--------------------------------------------------------------------------------

Reference                      Organization and Management
                                  of the Fund                                 40
Look here for details on the   How to Read the Financial Highlights           43
organization of the Fund       Glossary                                       44
and term definitions.

Key Information

--------------------------------------------------------------------------------

Summary of the Stagecoach Treasury Money Market Fund

The Fund described in this Prospectus invests in money market instruments, seeks to maintain a $1.00 per share net asset value in order to preserve principal, and distributes dividends once a month. You should consider the Fund's objective, investment practices, permitted investments and risks carefully before investing in the Fund. The investment objective of this Fund is fundamental and may not be changed without the approval of a majority of shareholders.

Should you consider investing in this Fund? Yes, if:

o    you are looking for a fund in which to invest short-term cash;

o    you are looking to preserve principal; and

o    you are looking for monthly income.

You should not invest in this Fund if:

o    you are looking for FDIC insurance coverage or guaranteed rates of return;

o    you are unwilling to accept that you may lose money on your investment;

o you are unwilling to accept the risk that we may be unable to maintain a $1.00 per share net asset value and that your investment principal may fluctuate; or

o    you are seeking long-term total return.

Who are "We"?

In this Prospectus, "We" generally means the Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Fund to perform services. The section on "Organization and Management of the Fund" further explains how the Fund is organized.

Who are "You"?

In this Prospectus, "You" means the potential investor or the shareholder.

What is the "Fund"?

In this Prospectus, the "Fund" refers to the Stagecoach Fund listed on the cover of this Prospectus. The "Funds" also may refer to other mutual funds offered by Stagecoach Funds, Inc.

Key Terms

The term "money market instruments" is used in this Prospectus to refer to a variety of short-term debt securities, repurchase agreements and other investment activities described in the Statement of Additional Information and the Investment Practice/Risk table on page 13.

Dividends

We declare dividends, if any, daily and pay them monthly. You earn dividends from the day your purchase of shares is effected and you continue to earn them until the day before your shares are redeemed. Capital gains, if any, are declared and paid at least annually.


4    Stagecoach Treasury Money Market Fund Prospectus

Money Market Fund         Summary of Expenses
--------------------------------------------------------------------------------


================================================================================
SHAREHOLDER TRANSACTION EXPENSES
================================================================================

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See "Organization and Management of the Fund" for more details.

-------------------------------------------------

                                         Treasury
                                         --------
                                         CLASS E
-------------------------------------------------
   Maximum sales charge on a purchase
   (as a percentage of offering price)     None
-------------------------------------------------
   Maximum sales charge on reinvested
   dividends                               None
-------------------------------------------------
   Maximum sales charge imposed on
   redemptions                             None
-------------------------------------------------
   Exchange fees                           None

================================================================================
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
================================================================================

Expenses shown "after waivers" reflect amounts paid by the Fund during the prior fiscal period. In some cases, they have been restated to reflect expenses and fee waivers expected to be in effect during the current fiscal year. Expenses shown "before waivers" reflect contract amounts and amounts paid during the prior fiscal period. Expense waivers and reimbursements are voluntary and may be discontinued without prior notice.

-------------------------------------------------

                                         Treasury
                                         --------
                                         CLASS E
-------------------------------------------------
   Rule 12b-1 fee                          0.00%
-------------------------------------------------
   Management fee
   (after waivers)                         0.12%
-------------------------------------------------
   Other expenses
   (after waivers or reimbursements)       0.53%
=================================================
   TOTAL FUND OPERATING EXPENSES
   (after waivers or reimbursements)       0.65%
=================================================
   Management fee
   (before waivers)                        0.25%
-------------------------------------------------
   Other expenses
   (before waivers or reimbursements)      0.63%
-------------------------------------------------
   TOTAL FUND OPERATING EXPENSES
   (before waivers or reimbursements)      0.88%
-------------------------------------------------

================================================================================

   EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
================================================================================

------------------------------------------------
You would pay the following expenses
on a $1,000 investment assuming a 5%
annual return and that you redeem
your shares at the end of each          Treasury
period.                                ---------
                                        CLASS E
------------------------------------------------
   1 YEAR                                  $7
------------------------------------------------
   3 YEARS                                $21
------------------------------------------------
   5 YEARS                                $36
------------------------------------------------
  10 YEARS                                $81
------------------------------------------------

                         Stagecoach Treasury Money Market Fund Prospectus    5

Treasury Money Market Fund
--------------------------------------------------------------------------------

               Advisor:                 Wells Fargo Bank

--------------------------------------------------------------------------------

[GRAPHIC]      Investment Objective

               The Treasury Money Market Fund seeks to provide investors with current income and stability of principal.

               Investment Policies

               We actively manage a portfolio composed of obligations issued or guaranteed by the U.S. Treasury. We also invest in notes, repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less.

--------------------------------------------------------------------------------

[GRAPHIC]      Permitted Investments

               Under normal market conditions, we invest:

               o in U.S. Treasury obligations;

               o in repurchase agreements collateralized by U.S. Treasury obligations; and

               o in floating and variable rate instruments

               As a temporary defensive measure, or to maintain liquidity, we may invest in shares of other money market funds that have similar investment objectives.

6   Stagecoach Treasury Money Market Fund Prospectus

--------------------------------------------------------------------------------

[GRAPHIC]      Important Risk Factors

               You should consider both the General Investment Risks listed on page 26 and the specific risks listed below. They are both important to your investment choice.

               There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Fluctuations in share value may cause a loss or gain in principal. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

--------------------------------------------------------------------------------

[GRAPHIC]      Additional Fund Facts

               Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

               For information on Fund fees and expenses, see "Summary of Expenses" on page 5.


                        Stagecoach Treasury Money Market Fund Prospectus   7

Treasury Money Market Fund
See "Historical Fund Information" on page 21.
----------------------------------------------------------------------------

============================================================================
FOR A SHARE OUTSTANDING
============================================================================

For the period ended:                           CLASS E SHARES -- COMMENCED
                                                ON MARCH 24, 1997
                                                ----------------------------
                                                 March 31,       March 31,
                                                   1998            1997
----------------------------------------------------------------------------
Net asset value, beginning of period              $1.00          $1.00
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.05           0.00
  Net realized and unrealized gain
   (loss) on investments                           0.00           0.00
----------------------------------------------------------------------------
Total from investment operations                   0.05           0.00
----------------------------------------------------------------------------
Less Distributions:
  Dividends from net
   investment income                              (0.05)          0.00
  Distributions from net
   realized gain                                   0.00           0.00
----------------------------------------------------------------------------
Total from distributions:                         (0.05)          0.00
----------------------------------------------------------------------------
Net asset value, end of period                    $1.00          $1.00
----------------------------------------------------------------------------
Total return (not annualized)                      4.99%          0.11%
----------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)             $715,554       $820,657
----------------------------------------------------------------------------
Ratios to average net assets (annualized):
  Ratio of expenses to average
   net assets                                      0.65%          0.65%
  Ratio of net investment income
   to average net assets                           4.87%          4.86%
  Ratio of expenses to average
   net assets prior to waived fees
   and reimbursed expenses                         0.84%          0.88%
  Ratio of net investment income to
   average net assets prior to
   waived fees and reimbursed
   expenses                                        4.65%          4.63%
----------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]
============================================================================
CLASS E SHARE CALENDAR-YEAR RETURNS                             1996
============================================================================
                                                                4.66%
These returns reflect fee waivers and reimbursements,
and are not a guarantee of future performance.
Performance shown since the inception of Class E
Shares.
----------------------------------------------------------------------------

8   Stagecoach Treasury Money Market Fund Prospectus

General Investment Risks

--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

o Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

o We cannot guarantee we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.

o You cannot recover through insurance any loss due to investment practices, nor can the Fund, the selling agents or investment advisors "make good" any losses you might have.

o Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

o An investment in a single Fund, by itself, does not constitute a complete investment plan.

o The Fund invests in debt instruments, such as notes and bonds, that are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the possibility that interest rates may increase and reduce the resale value of securities in the Fund's portfolio. Debt instruments with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Interest rate risk does not affect the interest paid by a debt instrument unless it is specifically designed to pay an adjustable rate.

o The Fund's advisor may also use certain derivative instruments such as options or futures contracts. The term "derivatives" covers a wide number of investments but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

The following types of floating-rate derivative securities are NOT permitted investments in the Fund:

o Capped floaters on which interest is not paid when market rates move above a certain level;


                             Stagecoach Treasury Money Market Fund Prospectus  9

--------------------------------------------------------------------------------

o Leveraged floaters whose interest rates reset based on a formula that magnifies changes in market interest rates;

o Range floaters on which interest is not paid if market interest rates move outside a specified range;

o Dual index floaters whose interest rate reset provisions are tied to more than one index; and

o Inverse floaters which have interest rates that reset in an opposite direction of their index.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply the given Fund and a table showing some of the additional investment practices that the Fund may use. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk-- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk-- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk-- The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

Information Risk-- The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk-- The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk-- The risk that a practice may increase the fund's exposure to Market Risk, Interest Rate Risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk-- The risk that a security cannot be sold, or cannot be sold without adversely affecting its fair price.


10  Stagecoach Treasury Money Market Fund Prospectus

General Investment Risks

--------------------------------------------------------------------------------

Market Risk-- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk-- The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

--------------------------------------------------------------------------------

     Investment Practice/Risk

     The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for the Fund or the Statement of Additional Information for more information on these practices.

     Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

     In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional information for additional information about the investment practices and risks particular to the Fund.
--------------------------------------------------------------------------------

                            Stagecoach Treasury Money Market Fund Prospectus  11

--------------------------------------------------------------------------------


                                                                                 TREASURY

=========================================================================================

INVESTMENT PRACTICE:                                   RISK:
=========================================================================================

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted      Interest Rate and             X
either on a schedule or when an index or benchmark     Credit Risk
changes.
-----------------------------------------------------------------------------------------

Repurchase Agreements
A transaction in which the seller of a security        Credit and                    X
agrees to buy back a security at an agreed upon time   Counter-Party Risk
and price, usually with interest.
-----------------------------------------------------------------------------------------

Other Mutual Funds
The temporary investment in shares of another money    Market Risk                   X
market fund. A pro rata portion of the other fund's
expenses, in addition to the expenses paid by the
Fund, will be borne by Fund shareholders.
-----------------------------------------------------------------------------------------

Foreign Obligations
Dollar-denominated debt obligations of foreign         Information, Currency,        X
branches of U.S. banks or U.S. branches of foreign     Liquidity, Political,
banks.                                                 Regulatory, and
                                                       Diplomatic Risk
-----------------------------------------------------------------------------------------

Loans of Portfolio Securities
The practice of loaning securities to brokers,         Credit, Leverage and          X
dealers, and financial institutions to increase        Counter-Party Risk
return on those securities. Loans may be made in
accordance with existing investment policies.
-----------------------------------------------------------------------------------------

Borrowing Policies
The ability to borrow an equivalent of 20%             Leverage Risk                 X
of assets from banks for temporary purposes
to meet shareholder redemptions.
-----------------------------------------------------------------------------------------

Illiquid Securities
A security that cannot be readily sold, or cannot be   Liquidity Risk                X
readily sold without negatively affecting its fair
price. Illiquid securities are limited to 10% of
total assets.
-----------------------------------------------------------------------------------------



12  Stagecoach Treasury Money Market Fund Prospectus

Your Account

--------------------------------------------------------------------------------

This section tells you how to open an account and how to buy, sell or exchange Fund shares once your account is open.

You can buy Fund shares:

o By opening an account directly with the Fund (simply complete and return a Stagecoach Funds application with proper payment);

o    Through a brokerage account with an approved selling agent; or

o Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:

o    $1,000 per Fund minimum initial investment; or

o    $100 per Fund minimum initial investment if you use the AutoSaver option.

o    $100 per Fund for all investments after your first.

o We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, as "settlement accounts" for certain brokerage accounts or for certain classes of shareholders as permitted by the Securities and Exchange Commission. Check the specific disclosure statements and applications for the program through which you intend to invest.


                            Stagecoach Treasury Money Market Fund Prospectus  13

--------------------------------------------------------------------------------

Important Information:

o Read this prospectus carefully. Discuss any questions you have with your Selling Agent. You may also ask for copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your selling agent or by calling 1-800-222-8222.

o We process requests to buy shares each business day. Requests we receive in proper form for the Treasury Money Market Fund before 12:00 Noon (Pacific
     Time) generally are processed at 12:00 Noon on the same day.

o    Requests we receive in proper form for the Fund before 1:00 PM (Pacific
     Time) in connection with certain automated investment programs are processed at 1:00 PM on the same day.

o Requests we receive after the above-specified times are processed the next business day at the applicable Net Asset Value (NAV).

o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

o We determine the NAV of the Fund's shares by subtracting the Fund liabilities from its total assets, and then dividing the result by the total number of outstanding shares of the Fund. See the Statement of Additional Information for further information.

o You may have to complete additional paperwork for certain types of account registrations, such as a Trust. Please speak to Investor Services (1-800-222-8222) if you are investing directly with Stagecoach Funds, or speak to your selling agent if you are buying shares through a brokerage account.

o Once an account has been opened, you can add additional Funds under the same registration without requiring a new application.

o On any day the trading markets for both U.S. government securities and money market instruments close early, the Fund will close early.

o We reserve the right to cancel any purchase order or delay redemption if your check does not clear.


14  Stagecoach Treasury Money Market Fund Prospectus

Your Account

--------------------------------------------------------------------------------

How to Buy Shares

The following section explains how you can buy shares directly from Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

================================================================================
BY MAIL
================================================================================
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
Complete a Stagecoach Funds application. Be sure to indicate the Fund name and the share class into which you intend to invest.
--------------------------------------------------------------------------------

Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Stagecoach Treasury Money Market Fund, Class E".
--------------------------------------------------------------------------------

You may start your account with $100 if you elect the AutoSaver option on the application.
--------------------------------------------------------------------------------

Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.
--------------------------------------------------------------------------------
Enclose the payment stub/card from your statement if available.
--------------------------------------------------------------------------------

Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
--------------------------------------------------------------------------------


================================================================================
BY WIRE
================================================================================

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

If you do not currently have an account, complete a Stagecoach Funds application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.
--------------------------------------------------------------------------------

Mail the completed application.
--------------------------------------------------------------------------------

You may also fax the completed application (with original to follow).
--------------------------------------------------------------------------------

Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
Fax to: 1-415-546-0280
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

Instruct your wiring bank to transmit at least $100 according to the instructions given to the right. Be sure to have the wiring bank include your current account number and the name your account is registered in.
--------------------------------------------------------------------------------

Wire to:
Wells Fargo Bank, N.A.
San Francisco, California

Bank Routing Number
121000248

Wire Purchase Account Number:
4068-000587

Attention:
Stagecoach Funds (Name of Fund and Share Class)

Account Name:
(Registration Name Indicated on Application)
--------------------------------------------------------------------------------


                            Stagecoach Treasury Money Market Fund Prospectus  15

--------------------------------------------------------------------------------


================================================================================
BY PHONE
================================================================================
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if you already have an existing Stagecoach Account.
--------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either:

o    transfer at least $1,000 from a linked settlement account, or

o exchange at least $1,000 worth of shares from an existing Stagecoach Fund. Please see "Exchanges" for special rules.
--------------------------------------------------------------------------------

Call:
1-800-222-8222
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
Call Investor Services and instruct the representative to either:

o    transfer at least $100 from a linked settlement account, or

o    exchange at least $100 worth of shares from another Stagecoach Fund.
--------------------------------------------------------------------------------

Call:
1-800-222-8222
--------------------------------------------------------------------------------


Selling Shares:

The following section explains how you can sell shares held directly through an account with Stagecoach Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

================================================================================
BY MAIL
================================================================================
Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").
--------------------------------------------------------------------------------
Make sure all the account owners sign the request.
--------------------------------------------------------------------------------
You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire ($5,000 minimum). Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
--------------------------------------------------------------------------------
Signature Guarantees are required for mailed redemption requests over $5,000. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.
--------------------------------------------------------------------------------
Mail to:
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-9201
--------------------------------------------------------------------------------


16  Stagecoach Treasury Money Market Fund Prospectus

Your Account

--------------------------------------------------------------------------------

================================================================================
BY PHONE
================================================================================

Call Investor Services to request a redemption of at least $100. Be prepared to provide your account number and Tax Identification Number.
--------------------------------------------------------------------------------
Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.
--------------------------------------------------------------------------------
You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire ($5,000 minimum). Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
--------------------------------------------------------------------------------
Telephone privileges are automatically made available to you unless you specifically decline them on your application or subsequently in writing.
--------------------------------------------------------------------------------

Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.
--------------------------------------------------------------------------------
Call:
1-800-222-8222
--------------------------------------------------------------------------------


================================================================================
GENERAL NOTES FOR SELLING SHARES
================================================================================

We process requests to sell shares each business day. Requests we receive in proper form for the Treasury Money Market Funds before 12:00 Noon (Pacific Time) generally are processed at 12:00 Noon on the same day.
--------------------------------------------------------------------------------

Requests we receive in proper form for the Fund before 1:00 PM (Pacific Time)
in connection with certain automated investment programs are processed at 1:00 PM on the same day.
--------------------------------------------------------------------------------

Requests we receive after the above-specified times are processed the next business day at the applicable NAV.
--------------------------------------------------------------------------------

If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
--------------------------------------------------------------------------------

We reserve the right to delay payment of a redemption for up to ten days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
--------------------------------------------------------------------------------

Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------


                            Stagecoach Treasury Money Market Fund Prospectus  17

Exchanges

--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should carefully read the Prospectus for the Fund into which you wish to exchange.

o Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

o If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund and a sales load may be assessed.

o If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

o Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

o Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

o In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

o You may exchange shares of the Fund for class A, B or C shares of a non-money market fund.


18  Stagecoach Treasury Money Market Fund Prospectus

Additional Services and Other Information

--------------------------------------------------------------------------------

Automatic Programs:

These programs help you conveniently purchase or redeem shares each month:

o AutoSaver Plan - you need only specify an amount of at least $100 and a day of the month. We will automatically transfer that amount from your linked bank account each month to purchase additional shares. We will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. Please call Investor Services at 1-800-222-8222 if you wish to change or add linked accounts.

o Systematic Withdrawal Program - Stagecoach will automatically redeem enough shares to equal a specified dollar amount of at least $100 on or about the fifth business day prior to the end of each month and either send you the proceeds by check or transfer it into your linked bank account. In order to set up a Systematic Withdrawal Program, you :

     o    must have a Fund account valued at $10,000 or more;

     o    must have distributions reinvested; and

     o    may not simultaneously participate in an AutoSaver Plan.

It generally takes about ten days to set up either plan once we have received your instructions. It generally takes about five days to change or cancel participation in either plan. We automatically cancel your program if the linked account you specified is closed.

Dividend and Capital Gain Distribution Options

You may choose to do any of the following:

o Automatic Reinvestment Option - Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

o Automatic Clearing House Option - Deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, we will reinvest your distributions.

o Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.


                            Stagecoach Treasury Money Market Fund Prospectus  19

--------------------------------------------------------------------------------

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by the Fund as dividend distributions. These are taxable to you as ordinary income.

We will pass on to you any net capital gains earned by the Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains and are taxable when paid. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you as to the status of your Fund distributions.

Your redemptions, including exchanges, will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding. In certain circumstances, U.S. residents will be subject to back-up withholding.





20  Stagecoach Treasury Money Market Fund Prospectus

Additional Services and Other Information

--------------------------------------------------------------------------------
Historical Fund Information

Treasury Money Market Fund--Prior to August 1, 1990, the Treasury Money Market Fund was known as the Short-Term Government Fund, which commenced operations on October 1, 1985, and invested in obligations issued or guaranteed by agencies and instrumentalities of the U.S. Government. The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized the Treasury Money Market Fund, as a series of Stagecoach Funds. Prior to April 1, 1996, First Interstate Capital Management, Inc. ("FICM") served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Company on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc.

Minimum Account Value - Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000 minimum balance due to redemptions (as opposed to market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.

Statements - We mail statements after any dividends or capital gains, and at year-end. We do not send statements for Funds held in brokerage, retirement or other similar accounts. You must check with the administrators of these accounts for statement policies. The Fund will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.

Statement of Additional Information - Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, distribution plans, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for the Fund. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-222-8222.

Glass-Steagall Act - Morrison & Foerster LLP, counsel to the Funds and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by


                            Stagecoach Treasury Money Market Fund Prospectus  21

--------------------------------------------------------------------------------

the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Voting Rights - All shares of the Fund have equal voting rights and are voted in the aggregate, rather than by series or class, unless the matter affects only one series or class. A shareholder of record is entitled to one vote for each share owned and fractional votes for each fractional share owned. For a detailed description of voting rights, see the "Capital Stock" section of the Statement of Additional Information.



22  Stagecoach Treasury Money Market Fund Prospectus

Organization and Management of the Funds

--------------------------------------------------------------------------------

A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Stagecoach

The Fund is one of over 30 Funds of Stagecoach Funds, Inc., an open-end management investment company. Stagecoach Funds was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach Funds supervises the Fund's activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members, amending fundamental investment strategies or policies.

================================================================================
                                  SHAREHOLDERS
================================================================================

================================================================================

                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
================================================================================
      Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------


=======================================================================================================
                                                            TRANSFER AND
    DISTRIBUTOR &               ADMINISTRATOR            DIVIDEND DISBURSING            SHAREHOLDER
  CO-ADMINISTRATOR                                             AGENT                 SERVICING AGENTS
=======================================================================================================

Stephens Inc.                 Wells Fargo Bank         Wells Fargo Bank              Various Agents
111 Center St.                525 Market St.           525 Market St.
Little Rock, AR               San Francisco, CA        San Francisco, CA

Markets the Fund,             Manages the Fund's       Maintains records of          Provide services
distributes shares, and       business activities      shares and supervises         to customers
manages the Fund's                                     the paying of dividends
business activities
-------------------------------------------------------------------------------------------------------


=======================================================================================================
               INVESTMENT ADVISOR                                          CUSTODIAN
=======================================================================================================
Wells Fargo Bank, 525 Market St., San Francisco,       Wells Fargo Bank, 525 Market St., San Francisco,
CA                                                     CA

Manages the Fund's investment activities               Provides safekeeping for the Fund's assets
-------------------------------------------------------------------------------------------------------


================================================================================
                               BOARD OF DIRECTORS
================================================================================
                        Supervises the Fund's activities
--------------------------------------------------------------------------------


                            Stagecoach Treasury Money Market Fund Prospectus  23

--------------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid on an annual basis for the services described. The Statement of Additional Information for the Fund has more detailed information about the Investment Advisor and the other service providers and plans described here.

The Investment Advisor

Wells Fargo Bank is the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 1998, Wells Fargo Bank and its affiliates managed over $? billion in assets. The Fund paid Wells Fargo Bank a fee of .17% for advisory services (after fee waivers) for the fiscal period ended March 31, 1998.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Treasury Money Market Fund                                            .17%
--------------------------------------------------------------------------------


The Administrator

Wells Fargo Bank is the administrator of the Fund. Wells Fargo Bank is paid
 .03% of the Fund's assets for these services.

The Distributor and Co-Administrator

Stephens Inc. is the Fund's distributor and co-administrator. Stephens Inc. receives .04% of the Fund's assets for its role as co-administrator. Stephens Inc. does not receive any distribution fees for the Class E Shares.


24  Stagecoach Treasury Money Market Fund Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

Shareholder Servicing Plan

We have Shareholder Servicing Plans for each Fund class. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services we pay .30% of Class E Share assets.


                            Stagecoach Treasury Money Market Fund Prospectus  25

How to Read the Financial Highlights

--------------------------------------------------------------------------------

After the description of the Fund, there are charts showing important financial information about the Fund. The charts are called "Financial Highlights" and are designed to help you understand the past performance of the Fund. The financial statements from which these Financial Highlights were derived were audited by KPMG Peat Marwick LLP, except as indicated. The financial statements are included in the Fund's most recent Annual or Semi-Annual Report and are available free of charge by calling 1-800-222-8222. Other auditors audited statements for the Treasury Money Market Fund for periods prior to October 1, 1995.

Here is an explanation of some terms that will help you read these charts.

Net Asset Value (NAV)-- The net value of one share of a class of the Fund. See the Glossary for a fuller definition.

Net Investment Income-- Net investment income is calculated by subtracting the aggregate Fund expenses from the Fund's investment income. The number in the financial highlights is the net investment income of a class divided by the number of outstanding shares of that class. The amount distributed to shareholders is listed under the heading "Less Distributions--Dividends from Net Investment Income."

Net Realized and Unrealized Gain (Loss) on Investments-- We continually buy and sell investments. The profit on an investment sold for more than its purchase price is a realized capital gain while a loss on an investment sold for less than its purchase price is a realized capital loss. An unrealized gain or loss occurs when an investment gains or loses value but is not sold. The number in this category is the total gains or losses of a class divided by the number of outstanding shares for that class. The amount of capital gain or loss per share that was paid to shareholders is listed under the heading "Less Distributions--Distributions From Net Realized Gains."

Net Assets-- The value of the investments in the Fund's portfolio (after accounting for expenses) that are attributable to a particular class of the Fund.

Ratio of Expenses to Average Net Assets-- This ratio reflects the amount paid by the Fund to cover the costs of its daily operations, and includes advisory, administration and other operating expenses. It is expressed as a percentage of the average daily net assets of a class.

Ratio of Net Investment Income (Loss) to Average Net Assets-- This ratio is the result of dividing net investment income (or loss) by average net assets.


26  Stagecoach Treasury Money Market Fund Prospectus

Glossary

--------------------------------------------------------------------------------

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve System which allows banks to process checks, transfer funds and perform other tasks.

Annual Report

A document that provides certain financial and other important information for the most recent reporting period and the Fund's portfolio of investments.

Business Day

Any day the Fund is open. The Fund is generally open Monday through Friday and is closed weekends and federal bank holidays.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial Paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.


Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by the Fund on its shares.

Dollar-Denominated

Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration

A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.


                            Stagecoach Treasury Money Market Fund Prospectus  27

--------------------------------------------------------------------------------

Investment-Grade Debt

A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at its fair price.

Moody's

One of the largest nationally recognized ratings organizations.

Nationally Recognized Ratings Organization (NRRO)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of the Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV per share of the Treasury Money Market Fund is determined each business day at 12:00 noon and 1:00 PM (Pacific Time).

Options

An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options can also be based on the movement of an index such as the S&P 500.

Public Offering Price (POP)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.


28  Stagecoach Treasury Money Market Fund Prospectus

Glossary

--------------------------------------------------------------------------------

Selling Agent

A person who has an agreement with the Fund's distributor that allows them to sell Fund shares.

Shareholder Servicing Agent


An entity appointed by the Fund to maintain shareholder accounts and record, assist and provide information to shareholders or perform similar functions.


Signature Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P

One of the largest nationally recognized ratings organizations. Standard and Poor's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information


A document that supplements the disclosures made in the Prospectus.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


Weighted-Average Maturity


The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.


                            Stagecoach Treasury Money Market Fund Prospectus  29

This page intentionally left blank

--------------------------------------------------------------------------------

================================================================================

STAGECOACH FUNDS(R)

You may wish to review the following
documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC
and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other
important information for the most recent reporting period and the Fund's portfolio of investments.

These are available free of
charge by calling

1-800-222-8222, or from

Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-7066


--------------------------------------------------------------------------------

STAGECOACH MONEY MARKET FUNDS:
--------------------------------------------------------------------------------

o    are not insured by the FDIC.


o are not obligations or deposits of Wells Fargo Bank, nor guaranteed by Wells Fargo Bank.


o    involve investment risk, including possible loss of principal.


o seek to maintain a stable net asset value of $1.00 per share, however, there can be no assurance that a fund will meet this goal. Yields will vary with market conditions.

--------------------------------------------------------------------------------


[RECYCLE LOGO]
Printed on Recycled Paper

                                                                 SC 400 P (8/98)

================================================================================

                           STAGECOACH FUNDS, INC.

                          Telephone: 1-800-222-8222

                     STATEMENT OF ADDITIONAL INFORMATION

                          Dated August 1, 1998

                          MONEY MARKET SHARES FUND


                              Class S Shares



     Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains information about one Fund in the Stagecoach Family of Funds -- the Money Market Fund (the "Fund"). This SAI relates to the Class S shares of the Fund.

     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus, dated August 1, 1998. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or by writing to Stagecoach Funds, Inc. P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS



                                                                          Page
                                                                          ----

Historical Fund Information.............................................     1

Investment Restrictions.................................................     1

Additional Permitted Investment Activities..............................     3

Risk Factors............................................................     8

Management..............................................................    10

Performance Calculations................................................    17

Determination of Net Asset Value........................................    23

Additional Purchase and Redemption Information..........................    24

Portfolio Transactions..................................................    25

Fund Expenses...........................................................    26

Federal Income Taxes....................................................    27

Capital Stock...........................................................    31

Other...................................................................    33

Independent Auditors....................................................    33

Financial Information...................................................    33

Appendix................................................................   A-1


                          HISTORICAL FUND INFORMATION



     The Money Market Fund was originally organized as a fund of the Company. The Fund commenced operations on July 1, 1992. The Class S shares of the Fund commenced operations on May 25, 1995.

                            INVESTMENT RESTRICTIONS


     Fundamental Investment Policies
     -------------------------------


     The Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Company Act of 1940 (the "1940 Act") of the outstanding voting securities of the Fund.


The Money Market Fund may not:


     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) the obligations of the United States Government, its agencies or instrumentalities, and (ii) the obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);


     (2) purchase or sell real estate or real estate limited partnerships (other than money market securities or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

     (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;


     (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (5)  make investments for the purpose of exercising control or management;


     (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets

(but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets);


     (7) write, purchase or sell puts, calls, options, warrants or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity; nor


     In addition, the Fund may not make loans of portfolio securities or other assets, except that loans for purposes of this restriction will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other short-term obligations, and other types of debt instruments commonly sold in public or private offerings.


     Non-Fundamental Investment Policies
     -----------------------------------


     The Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of such Fund's shareholders.


     (1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, the Fund's investment in such securities currently is limited to , subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company, and (iii) 10% of the Fund's net assets in the aggregate. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.


     (2) The Fund may not invest or hold more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.


     (3) The Fund may invest up to 25% of its net assets in securities of foreign branches of U.S. Banks and U.S. Branches of foreign banks that are denominated in and pay interest in U.S. dollars.


     (4) The Fund may lend securities from its portfolios to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES


     Set forth below are descriptions of certain investments and additional investment policies for the Fund.


     Bank Obligations
     ----------------


     The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on income (including interest, distributions and disposition proceeds), the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.


     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.


     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Commercial Paper
     ----------------


     The Fund may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable instruments issued by government agencies and instrumentalities.


     Floating- and Variable-Rate Obligations
     ---------------------------------------


     The Fund may purchase floating- and variable-rate obligations. The Fund may purchase floating- and variable-rate demand notes and bonds. These obligations may have stated maturities in excess of thirteen months, but they permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if Wells Fargo Bank determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. Wells Fargo Bank, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. The Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.


     Foreign Obligations
     -------------------


     The Fund may invest up to 25% of its assets in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
                                 Transactions
                                 ------------


     The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor.


     The Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.


     Illiquid Securities
     -------------------


     The Fund may invest in securities not registered under the Securities Act of 1933 (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund. The Fund may hold up to 10% of its assets in net illiquid securities.

     Letters of Credit
     -----------------

     Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.


     Loans of Portfolio Securities
     -----------------------------


     The Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one third of the total assets of the Fund.

     The Fund will earn income for lending its securities because cash collateral pursuant to such loans will be invested in short-term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. The Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. When the Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. The Fund may pay a portion of the interest and fees earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with Wells Fargo Bank, Stephens Inc. or any of their affiliates.


     Other Investment Companies
     --------------------------


     The Fund may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in aggregate. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Fund.


     Repurchase Agreements
     ---------------------


     The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.


     The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the investment advisor. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.


     Unrated and Downgraded Investments
     ----------------------------------


     The Fund may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank the investment advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Fund. The Fund may purchase unrated instruments only if they are purchased in accordance with the Fund's procedures adopted by Company's Board of Directors in accordance with Rule 2a-7 under the 1940 Act. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Directors has determined that disposal of the portfolio security would not be in the best interests of the Fund. To the extent the ratings given by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government and U.S. Treasury Obligations
     ---------------------------------------------


     The Fund may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and Government National Mortgage Association ("GNMA"), certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("FNMA") notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     The Fund may attempt to increase yields by trading to take advantage of short-term market variations. This policy could result in high portfolio turnover, which should not adversely affect the Fund since it does not ordinarily pay brokerage commissions on the purchase of short-term debt obligations.

     Nationally Recognized Statistical Ratings Organizations ("NRSROs")
     ------------------------------------------------------------------


     The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.


     The payment of principal and interest on debt securities purchased by the Fund depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to industrial development bonds which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.


                                  RISK FACTORS


     Investments in the Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the FDIC and are not insured or guaranteed against loss of principal. Therefore, you should be willing to accept some risk with money you invest in the Fund. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. The Fund may not achieve as high a level of current income as other mutual funds that do not limit their investment to the high credit quality instruments in which the Fund invests. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective.

     The Fund, under the 1940 Act, must comply with certain investment criteria designed to provide liquidity, reduce risk, and allow the Fund to maintain a stable net asset value of $1.00 per share. The Fund's dollar-weighted average portfolio maturity must not exceed 90 days. Any security that the Fund purchases must have a remaining maturity of not more than 397 days (13 months). In addition, any security that the Fund purchases must present minimal credit risks and be of "high quality." "High quality" means to be rated in the top two rating categories and "highest quality" means to be rated only in the top rating category, by the requisite NRSROs or, if unrated, determined to be of comparable quality to such rated securities by Wells Fargo Bank, as the Fund's investment advisor, under guidelines adopted by the Board of Directors of the Company.


     The Fund seeks to reduce risk by investing its assets in securities of various issuers. As such, the Fund is considered to be diversified for purposes of the 1940 Act. In addition, the Fund emphasizes safety of principal and high credit quality. In particular, the internal investment policies of the investment advisor prohibit the purchase of many types of floating-rate derivative securities that are considered potentially volatile. The following types of derivative securities ARE NOT permitted investments for the Fund:



       . capped floaters (on which interest is not paid when market rates move above a certain level);

       . leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

       . range floaters (which do not pay any interest if market interest rates move outside of a specified range);

       . dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

       . inverse floaters (which reset in the opposite direction of their index).


     Additionally, the Fund may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index floaters. The Fund may invest only in variable or floating-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on changes in standard money market rate indices such as U.S. Treasury bills, London Interbank Offered Rate or LIBOR, the prime rate, published commercial paper rates, federal funds rates, Public Securities Associates floaters or JJ Kenney index floaters.


     The portfolio debt instruments of the Fund are subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Fund invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Fund invests and hence the value of your investment in the Fund.


     Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity and/or of lesser quality that are more subject to market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the prospectus entitled "Organization and Management of the Fund." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                            Principal Occupations
Name, Age and Address         Position      During Past 5 Years
---------------------         --------      -------------------
Jack S. Euphrat, 75           Director      Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 46           Director,     Executive Vice President of Stephens Inc.;
                              Chairman and  President of Stephens Insurance Services Inc.;
                              President     Senior Vice President of Stephens Sports
                                            Management Inc.; and President of Investor
                                            Brokerage Insurance Inc.

Thomas S. Goho, 55            Director      Associate Professor of Finance of the School
321 Beechcliff Court                        of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                    University since 1982.


Joseph N. Hankin, 57          Director      President of Westchester Community College
75 Grasslands Road                          since 1971; Adjunct Professor of Columbia
Valhalla, NY 10595                          University Teachers College since 1976.


*W. Rodney Hughes, 71         Director      Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Peter G. Gordon, 54           Director      Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                    Water Company and President of Crystal Geyser
55 Francisco Street                         Roxane Water Company since 1977.
San Francisco, CA 94133

*J. Tucker Morse, 53          Director      Private Investor; Chairman of Home Account
4 Beaufain Street                           Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                        of Renaissance Properties Ltd.; President of
                                            Morse Investment Corporation; and Co-Managing
                                            Partner of Main Street Ventures.

Richard H. Blank, Jr., 41     Chief         Vice President of Stephens Inc.; Director of
                              Operating     Stephens Sports Management Inc.; and Director
                              Officer,      of Capo Inc.
                              Secretary and
                              Treasurer


                               Compensation Table
                           Year Ended March 31, 1998
                           -------------------------

                                                        Total Compensation
                           Aggregate Compensation        from Registrant
Name and Position             from Registrant           and Fund Complex
-----------------             ---------------           ----------------
Jack S. Euphrat                  $ 25,750                    $ 34,500
  Director

R. Greg Feltus                   $    0                      $    0
  Director

Thomas S. Goho                   $ 25,750                    $ 34,500
   Director

Peter G. Gordon                  $ 24,250                    $ 30,500
    Director

Joseph N. Hankin                 $ 25,750                    $ 34,500
    Director

W. Rodney Hughes
    Director                     $ 25,250                    $ 33,000

Robert M. Joses
   Director                      $  1,500                    $  4,000

J. Tucker Morse                  $ 25,250                    $ 33,000
   Director




     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.


     Directors of the Company are compensated annually by the Company and by all the registrants in the Fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a Fund complex for their services as directors/trustees to such companies and trusts.
Currently the

Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of the Fund complex.


     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.


     Investment Advisor.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Fund. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Fund. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of the Fund. Wells Fargo Bank provides the Fund with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.


     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rate of 0.40% of the Fund's average daily net assets.


     For the periods indicated below, the Fund paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:


        Six-Month            Nine-Month
       Period Ended          Period Ended      Year Ended          Year Ended
         3/31/97               9/30/96          12/31/95            12/31/94
        ---------             ---------        ----------          ----------
    Fees        Fees      Fees       Fees   Fees        Fees    Fees        Fees
    Paid       Waived     Paid      Waived  Paid       Waived   Waived      Paid
    ----       ------     ----      ------  ----       ------   ------      ----
$8,856,102    $979,244 $12,729,506   $0  $11,593,678     $0   $2,073,686 $2,008,946




     General.  The Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisor. As of May 1, 1998, Wells Capital Management ("WCM") serves as sub-advisor to the Fund. As sub-advisor, WCM makes recommendations regarding the investment and reinvestment of the Fund's assets, furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Fund, and furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request. As compensation for sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $960 million of the Fund's average daily net assets and 0.04% of net assets over $960 million.

     General. Each Fund's Sub-Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or (ii) by the Company's Board of Directors, including a majority of the Directors of the Company who are not parties to the Sub-Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's Sub-Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     Administrator and Co-Administrator.  The Company has retained Wells Fargo
     ----------------------------------
Bank as Administrator and Stephens Inc. ("Stephens") as Co-Administrator on behalf of the Fund. Under the respective Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo Bank and Stephens shall provide as administration services, among other things: (i) general supervision of the Fund's operations, including coordination of the services performed by the Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U. S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for the

Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.03% and 0.04% respectively, of the average daily net assets of the Fund. Prior to February 1, 1998, the Administrator and Co-Administrator were entitled to receive a monthly fee at the annual rate of 0.04% and 0.02%, respectively, of the Fund's average daily net assets. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.


     Prior to February 1, 1997, Stephens served as sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank. Stephens was entitled to receive for its services a fee, payable monthly, at the annual rate of 0.03% of the Fund's average daily net assets.


     For the period indicated below, the Fund paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:


                        Six-Month Period Ended 3/31/97
                        ------------------------------

               Total                  Wells Fargo         Stephens
               -----                  -----------         --------
             $980,282                   $196,056          $784,226



     For the nine-month period ended September 30, 1996 and the fiscal years ended December 31, 1995 and 1994, the Fund paid to Stephens the following dollar amounts of administration fees:

             Nine-Month
            Period Ended             Year Ended         Year Ended
              9/30/96                  12/31/95           12/31/94
            -------------            -----------        -----------
             $872,577                  $954,713           $306,209



     Distributor.  Stephens (the "Distributor") located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as Distributor for the Fund. The Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for the Class S shares. The Plan was adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Directors").


     Under the Plan and pursuant to the related Distribution Agreement, the Fund may pay Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to Class S shares.

     The actual fee payable to the Distributor by the Fund is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.


     For the six-month period ended March 31, 1997, the nine month period ended September 30, 1996 the Fund's distributor received the following fees for distribution-related services, as set forth below, under the Fund's Plan for Class S shares:

                                                Printing &
                                                 Mailing       Marketing         Compensation to
For The Period Ended:                 Total     Prospectus     Brochures          Underwriters
----------------------------------    -----     ----------     ---------         ---------------

March 31, 1997                       $2,678,807     N/A           N/A               $2,678,807
September 30, 1996                   $3,587,118     N/A           N/A               $3,587,118



     For the periods indicated above, Wells Fargo Securities Inc. (WFSI"), an affiliated broker-dealer of the Company, and its registered representatives received no compensation under the Fund's Plan.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. Any Distribution Agreement related to the Plan also must be approved by such vote of the majority vote of the Directors and the Non-Interested Directors. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Class S shares of the Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.


     The Plan requires that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Company, acts as a selling agent for the Fund's Class S shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Directors has concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the customers that the Class S shares of the Fund are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.


     Shareholder Servicing Agent.  The Fund has approved a Servicing Plan and
     ---------------------------
has entered into a related shareholder servicing agreement, with financial institutions, including Wells Fargo Bank, on behalf of Class S shares. Under the agreement, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the Fund, not to exceed 0.25%, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related form of Shareholder Servicing Agreement were approved by the Company's Board of Directors and provide that the Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     For the six-month period ended March 31, 1997 and the nine-month period ended September 30, 1996, the Fund paid to Wells Fargo Bank or its affiliates $892,936 and $1,176,803, respectively, in shareholder services fees on behalf of its Class S shares.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund ("Non-Interested Directors"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Directors and Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors.
No material amendment to the Servicing Plan or related Servicing Agreement may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.


     The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Wells Fargo Bank acts as Custodian for the Fund.  The
     ---------
Custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund. For its services as Custodian, Wells Fargo Bank receives fees as follows: a net asset charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also will provide portfolio accounting services under the Custody Agreement as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of the Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.200% of the average daily net assets in excess of $100,000,000.


     For the six-month period ended March 31, 1997 and the nine-month period ended September 30, 1996, the Fund did not pay any custody fees to Wells Fargo Bank.


     Transfer and Dividend Disbursing Agent.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Fund. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.10% of the average daily net assets of the Class S shares.


     For the six-month period ended March 31, 1997 and the nine-month period ended September 30, 1996, the Fund did not pay any compensation for transfer and dividend disbursing agency services to Wells Fargo Bank.


     Under the prior transfer agency agreement, Wells Fargo Bank was entitled to receive a per account fee plus transaction fees and reimbursement of out-of-pocket expenses, with a minimum of $3,000 per month, unless net assets of the Fund were under $20 million. For as long as the Fund's assets remained under $20 million, the Fund was not charged any transfer agency fees.


     Underwriting Commissions.  Front-end sales loads and contingent-deferred
     ------------------------
sales charges are not assessed in connection with the purchase and redemption of the Fund's Class S shares. Therefore, no underwriting commissions are paid to Stephens as the Distributor.


                            PERFORMANCE CALCULATIONS


     The Fund may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.


     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Fund or Class S shares may be useful in reviewing the performance of the Fund or Class S shares of the Fund and for providing a basis for comparison with investment alternatives. The performance of the Fund and the performance of the Class S shares, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year. The inception date of the Class S shares of the Fund was May 25, 1995.

     Average Annual Total Return:  The Fund may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.


Average Annual Total Return for the Applicable Period Ended September 30, 1997
------------------------------------------------------------------------------



               Fund               Inception            One Year
               ----               ---------            --------
Money Market - Class S            4.14%                  4.22%



     Cumulative Total Return:  In addition to the above performance information,
     -----------------------
the Fund also may advertise its cumulative total return. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.


  Cumulative Total Return for the Applicable Period Ended September 30, 1997
  --------------------------------------------------------------------------



                Fund                             Inception
                ----                             ---------
Money Market - Class S                             10.30%

     Yield Calculations:  The Fund may, from time to time, include its yield and
     ------------------
effective yield in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Fund are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/ -1]
                                    -----
                                    Cd
     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


     Effective Yield:  Effective yield for the Fund is based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of the Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


        Effective Seven-Day Yield = [(Base Period Return + 1)365/7]-1.


           Yield for the Applicable Period Ended September 30, 1997
           --------------------------------------------------------


                                            Seven-Day
                                 Seven-Day  Effective  Thirty-Day
             Fund                  Yield      Yield      Yield
             ----                ---------  ---------  ----------
Money Market - Class S            4.30%       4.39%      4.29%




     From time to time and only to the extent the comparison is appropriate for the Fund or a Class of shares, the Company may quote the performance or price-earning ratio of the Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Fund or the Class S shares also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Fund's comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.


     Any such comparisons may be useful to investors who wish to compare past performance of the Fund or the Class S shares with that of competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.


     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.


     In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."


     The Company also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the

Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.


     From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds. These services may include access to Stagecoach Fund's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."


     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment advisor. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1998, Wells Fargo Bank and its affiliates provided investment Advisory services for approximately $62 billion of assets of individual, trusts, estates and institutions and $23 billion of mutual fund assets.

     The Company also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Fund may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account, California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.


                       DETERMINATION OF NET ASSET VALUE


     Net asset value per share for the Class S shares of the Money Market Fund is determined as of 12:00 noon and 1:00 p.m. (Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

     The Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in the Fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.


     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Directors to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Fund to maintain a per share net asset value of $1.00, but there can be no assurance that the Fund will do so.


     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     Shares of the Fund may be purchased on any day the Fund is open for business (a "Business Day"). The Fund is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.


     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund.

                             PORTFOLIO TRANSACTIONS


     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for the Fund's portfolio decisions and the placing of portfolio transactions.
In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.


     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.


     Wells Fargo Bank, as the Investment Advisor of the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.


     Brokerage Commissions.  The Fund did not pay any brokerage commissions on
     ---------------------
portfolio transactions for the six-month period ended March 31, 1997 or the nine-month period ended September 30, 1996.


     Securities of Regular Broker/Dealers.  As of March 31, 1997, the Fund owned
     ------------------------------------
securities of its "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows:



Fund                            Broker/Dealers          Amount
----                            --------------          ------
Money Market Fund               Goldman Sachs & Co.     $324,580,500
                                Merrill Lynch           $244,186,473
                                J.P. Morgan Securities  $ 56,309,000
                                Morgan Stanley          $ 24,466,000



     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES


     From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against the Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                              FEDERAL INCOME TAXES


     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus describes generally the federal income tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.


     General.  The Fund intends to qualify as a regulated investment
     -------
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied separately to the Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and capital gains distributed to its shareholders.



     Qualification as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.


     The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of its net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. Although the Fund must ordinarily make such distributions during the taxable year in which it realized the net investment income, in certain circumstances, the Fund may make such distributions in the following taxable year. Furthermore, distributions declared to a shareholder of record in a day in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year.


     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.


     Excise Tax.  A 4% nondeductible excise tax will be imposed on the Fund
     ----------
to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.


     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.


     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.


     Capital Gain Distributions.  Distributions which are designated by the Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     The Taxpayer Relief Act of 1997 (the "1997 Act") created several new categories of capital gains applicable to noncorporate taxpayers. Under prior law, noncorporate taxpayers were generally taxed at a maximum rate of 28% on net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss). Noncorporate taxpayers are now generally taxed at a maximum rate of 20% on net capital gain attributable to gains realized on the sale of property held for greater than 18 months, and a maximum rate of 28% on net capital gain attributable to gain realized on the sale of property held for greater than one year and not more than 18 months. The 1997 Act retains the treatment of short term capital gain or loss (generally, gain or loss attributable to capital assets held for 1 year or less) and did not affect the taxation of capital gains in the hands of corporate taxpayers.


     Under the 1997 Act, the Treasury is authorized to issue regulations for application of the reduced capital gains tax rates to pass-through entities, including regulated investment companies, such as the Fund. The IRS has published a notice applying the reduced capital gains rates to pass-through entities until the regulations are issued. According to the notice, a Fund may designate the portion of its capital gain distributions, if any, to which the 28% and 20% rates described in the preceding paragraph apply, based on the net amount of each class of capital gain realized by the Fund, determined as if the Fund were an individual subject to a marginal tax rate of 28%. Noncorporate shareholders of the Fund may therefore qualify for the reduced rate of tax on any capital gains paid by the Fund.


     Other Distributions.  Although dividends will be declared daily based on
     -------------------
the Fund's daily earnings, for federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that the Fund's net income, on an annual basis, will equal the dividends declared during the year.


     Disposition of Fund Shares.  A disposition of Fund shares pursuant to
     --------------------------
redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.


     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.



     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.


     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 28% (however, see "Capital Gain Distributions" above); and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.


     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the taxpayer identification number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a credit or refund on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could subject the investor to penalties imposed by the IRS. Foreign shareholders of the Fund (described below) are generally not subject to backup withholding.


     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., an estate the income of which is not subject to U.S. federal income tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. income tax withholding (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. residents will apply. Distributions of net capital gain to a foreign shareholder are generally not subject to U.S. income tax withholding.


     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1998, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of its distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.


     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.


     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                                 CAPITAL STOCK


     The Fund is one of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and currently offers shares of over thirty other funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in the Fund represents an equal, proportionate interest in the Fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-
1) that are allocated to a particular class. Please contact Stagecoach Shareholder Services at 1-800-260-5969 if you would like additional information about other funds or classes of shares offered.


     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.


     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of the Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares.


     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.


     The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.


     Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.


     Set forth below as of June 30, 1998 is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of Class S shares of the Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of the Fund as a whole.



                       5% OWNERSHIP AS OF June 30, 1998
                       --------------------------------

               Name and                   Class; Type  Percentage  Percentage
   Fund        Address                   of Ownership  of Class    of Fund
   ----        --------                  ------------  ----------  ----------
MONEY       Wells Fargo Bank              Class S       100.00%      13.60%
MARKET      P.O. Box 7066               Beneficially
            San Francisco, CA  94120        Owned




     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER


     The Company's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission ("SEC") in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              INDEPENDENT AUDITORS


     KPMG Peat Marwick LLP has been selected as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION


     The portfolio of investments and unaudited financial statements for the six-month period ended September 30, 1997, are hereby incorporated by reference to the Company's Semi-Annual Reports as filed with the SEC on December 5, 1997.



     The portfolio of investments, audited financial statements and independent auditors' report for the Fund for the fiscal period ended March 31, 1997 are hereby incorporated by reference to the Company's Annual Reports as filed with the SEC on June 4, 1997.


     Annual and Semi-Annual Reports may be obtained by calling 1-800-222-8222.

                                    APPENDIX


     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds
-----------------------------


     Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.


     S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal.
Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes
---------------


     Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

     S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper


     Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.


     S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes


     S&P: The two highest ratings for corporate notes are "SP-1" and "SP-2." The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                          STAGECOACH FUNDS(R), INC.


                       Telephone: 1-800-260-5969


                     STATEMENT OF ADDITIONAL INFORMATION


                          Dated August 1, 1998

                       TREASURY MONEY MARKET SHARES FUND


                              Class E Shares


     Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about a fund in the Stagecoach Family of Funds -- the Treasury Money Market Fund (the "Fund"). This SAI relates to the Class
E shares of the Fund.


     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus, dated August 1, 1998. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-260-5969 or by writing to Stagecoach Funds, Inc. P.O. Box 7066, San Francisco, CA 94120-7066.

                               TABLE OF CONTENTS



                                                                                 Page
                                                                                 ----
Historical Fund Information....................................................   1

Investment Restrictions........................................................   1

Additional Permitted Investment Activities.....................................   3

Risk Factors...................................................................   7

Management.....................................................................   9

Performance Calculations.......................................................  18

Determination of Net Asset Value...............................................  22

Additional Purchase and Redemption Information.................................  24

Portfolio Transactions.........................................................  24

Fund Expenses..................................................................  26

Federal Income Taxes...........................................................  26

Capital Stock..................................................................  31

Other..........................................................................  34

Independent Auditors...........................................................  35

Financial Information..........................................................  35

Appendix.......................................................................  A-1

                          HISTORICAL FUND INFORMATION


     The Treasury Money Market Fund commenced operations on October 1,
1985, as the Short-Term Government Fund of the Pacific American Funds. The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust ("Pacifica"). In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund. On September 6, 1996, the Pacifica Treasury Money Market Fund was reorganized as the Company's Treasury Money Market Mutual Fund. The Class E shares of the Fund commenced operations on March 24, 1997.


                            INVESTMENT RESTRICTIONS


     Fundamental Investment Policies
     -------------------------------


     The Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of the Fund.

The Treasury Money Market Fund may not:


     (1) purchase common stocks and voting securities (including state, municipal or industrial revenue bonds) except for securities of other investment companies;


     (2) borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. As a matter of non-fundamental policy, the Fund intends to limit its investments in reverse repurchase agreements to no more than 20% of its total assets;


     (3) mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of one-third of the value of the Fund's total assets at the time of its borrowing. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this investment restriction;


     (4) purchase securities on margin, except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions; or make short sales of securities or, maintain a short position;


     (5)  write put or call options;

     (6) underwrite the securities of other issuers, except as the Fund may be deemed to be an underwriter in connection with the purchase or sale of portfolio instruments in accordance with its investment objective and portfolio management policies;


     (7)  invest in companies for the purpose of exercising control;


     (8) make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into loans of portfolio securities and repurchase agreements;


     (9) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, acquisition of assets or where otherwise permitted by the 1940 Act; nor


     (10) lend its portfolio securities in excess of one-third of the value of its total assets.


     Non-Fundamental Investment Policies
     -----------------------------------


     The Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of the Fund's shareholders.


     (1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, the Fund's investment in such securities currently is limited to , subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company, and (iii) 10% of the Fund's net assets in the aggregate. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.


     (2) The Fund may not invest or hold more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.


     (3) The Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.


     (4) The Fund may lend securities from its portfolios to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES


     Set forth below are descriptions of certain investments and additional investment policies for the Fund.


     Floating- and Variable-Rate Obligations
     ---------------------------------------


     The Fund may purchase floating- and variable-rate obligations. The Fund may purchase floating- and variable-rate demand notes and bonds. These obligations may have stated maturities in excess of thirteen months, but they permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if Wells Fargo Bank determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. Wells Fargo Bank, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. The Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.


     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------


     The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor.


     The Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.


     Illiquid Securities
     -------------------


     The Fund may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund. The Fund may hold up to 10% of its assets in net illiquid securities.

     Loans of Portfolio Securities
     -----------------------------


     The Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one third of the total assets of the Fund.


     The Fund will earn income for lending its securities because cash collateral pursuant to such loans will be invested in short-term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. The Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. When the Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. The Fund may pay a portion of the interest and fees earned from securities lending to a borrower or a placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with Wells Fargo Bank, Stephens Inc. or any of their affiliates.


     Other Investment Companies
     --------------------------


     The Fund may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Fund.


     Repurchase Agreements
     ---------------------


     The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.


     The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the investment advisor. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.


     Borrowing and Reverse Repurchase Agreements
     -------------------------------------------


     The Fund intends to limit its borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of its net assets. At the time the Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.


     U.S. Government and U.S. Treasury Obligations
     ---------------------------------------------


     The Fund may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). The Fund may invest only in U.S. Government obligations issued or guaranteed by the U.S. Treasury. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and Government National Mortgage Association ("GNMA") certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortage Association ("FNMA") notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     The Fund may invest only in obligations issued or guaranteed by the U.S. Treasury such as bills, notes, bonds and certificates of indebtedness, and in notes and repurchase agreements collateralized or secured by such obligations ("U.S. Treasury obligations"). U.S. Treasury notes, bills and bonds differ mainly in the length of their maturity. The U.S. Treasury obligations in which the Fund invests may also include "U.S. Treasury STRIPS," interests in U.S. Treasury obligations reflected in the Federal Reserve-Book Entry System that represent ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. U.S. Treasury Strips are "stripped securities." Stripped securities are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are paid to investors. The Fund may invest in U.S. Treasury STRIPS.


     The Fund may attempt to increase yields by trading to take advantage of short-term market variations. This policy could result in high portfolio turnover, which should not adversely affect the Fund since it does not ordinarily pay brokerage commissions on the purchase of short-term debt obligations.

     Nationally Recognized Statistical Ratings Organizations ("NRSROs")
     ------------------------------------------------------------------


     The ratings of Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch
Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.


     The payment of principal and interest on debt securities purchased by the Fund depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to industrial development bonds which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.


                                  RISK FACTORS


     Investments in the Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the Federal Deposit Insurance Corporation ("FDIC") and are not insured or guaranteed against loss of principal. Therefore, you should be willing to accept some risk with money you invest in the Fund. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. The Fund may not achieve as high a level of current income as other mutual funds that do not limit their investment to the high credit quality instruments in which the Fund invests. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective.


     The Fund, under the 1940 Act, must comply with certain investment criteria designed to provide liquidity, reduce risk, and allow the Fund to maintain a stable net asset value of $1.00 per share. The Fund's dollar-weighted average portfolio maturity must not exceed 90 days. Any security that the Fund purchases must have a remaining maturity of not more than 397 days (13 months). In addition, any security that the Fund purchases must present minimal credit risks and be of the "highest quality." "Highest quality" means to be rated only in the top rating category, by the requisite NRSROs or, if unrated, determined to be of comparable quality to such rated securities by Wells Fargo Bank, as the Fund's investment advisor, under guidelines adopted by the Board of Directors of the Company.


     The Fund seeks to reduce risk by investing its assets in securities of various issuers. In addition, the Fund emphasizes safety of principal and high credit quality. In particular, the internal investment policies of the investment advisor prohibit the purchase of many types of floating-rate derivative securities that are considered potentially volatile. The following types of derivative securities ARE NOT permitted investments for the Fund:

            . capped floaters (on which interest is not paid when market rates move above a certain level);

            . leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

            . range floaters (which do not pay any interest if market interest rates move outside of a specified range);

            . dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

            . inverse floaters (which reset in the opposite direction of their index).


     Additionally, the Fund may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index floaters. The Fund may invest only in variable or floating-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on changes in standard money market rate indices such as U.S. Treasury bills, London Interbank Offered Rate or LIBOR, the prime rate, published commercial paper rates, federal funds rates, Public Securities Associates floaters or JJ Kenney index floaters.


     The Fund restricts its investment to U.S. Treasury obligations that meet all of the standards described above. Obligations issued or guaranteed by the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such obligations may vary during the period a shareholder owns shares of the Fund. It should be noted that neither the United States, nor any agency or instrumentality thereof, has guaranteed, sponsored or approved the Fund or its shares.


     The portfolio debt instruments of the Fund are subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Fund invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Fund invests and hence the value of your investment in the Fund.

     Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity and/or of lesser quality that are more subject to market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.


                                  MANAGEMENT


     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Fund." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                             Principal Occupations
Name, Age and Address                  Position              During Past 5 Years
---------------------                  --------              -------------------
Jack S. Euphrat, 75                    Director              Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 46                    Director,             Executive Vice President of Stephens Inc.;
                                       Chairman and          President of Stephens Insurance Services Inc.;
                                       President             Senior Vice President of Stephens Sports
                                                             Management Inc.; and President of Investor
                                                             Brokerage Insurance Inc.

Thomas S. Goho, 55                     Director              Associate Professor of Finance of the School
321 Beechcliff Court                                         of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                                     University since 1982.

Joseph N. Hankin, 57                   Director              President of Westchester Community College
75 Grasslands Road                                           since 1971; Adjunct Professor of Columbia
Valhalla, NY 10595                                           University Teachers College since 1976.

*W. Rodney Hughes, 71                  Director              Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Peter G. Gordon, 54                    Director              Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                     Water Company and President of Crystal Geyser
55 Francisco Street                                          Roxane Water Company since 1977.
San Francisco, CA 94133

*J. Tucker Morse, 53                   Director              Private Investor; Chairman of Home Account
4 Beaufain Street                                            Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                                         of Renaissance Properties Ltd.; President of
                                                             Morse Investment Corporation; and Co-Managing
                                                             Partner of Main Street Ventures.

Richard H. Blank, Jr., 41              Chief Operating       Vice President of Stephens Inc.; Director of
                                       Officer,              Stephens Sports Management Inc.; and Director
                                       Secretary and         of Capo Inc.
                                       Treasurer

                              Compensation Table
                           Year Ended March 31, 1998
                           -------------------------



                                                                               Total Compensation
                                      Aggregate Compensation                     from Registrant
Name and Position                        from Registrant                        and Fund Complex
-----------------                        ---------------                        ----------------
Jack S. Euphrat                             $25,750                                  $34,500
Director

R. Greg Feltus                              $  0                                     $  0
Director

Thomas S. Goho                              $25,750                                  $34,500
Director

Peter G. Gordon                             $24,250                                  $30,500
Director

Joseph N. Hankin                            $25,750                                  $34,500
Director

W. Rodney Hughes                            $25,250                                  $33,000
Director

Robert M. Joses                             $ 1,500                                  $ 4,000
Director

J. Tucker Morse                             $25,250                                  $33,000
Director



     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.


     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complex prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.


     Investment Advisor. Wells Fargo Bank provides investment advisory services to the Fund. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Fund. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of the Fund. Wells Fargo Bank provides the Fund with, among other things, money market and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.


     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets.


     For the period indicated below, the Fund paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:


                        Six-Month Period Ended 3/31/97
                        ------------------------------

                  Fees Paid                      Fees Waived
                  ---------                      -----------

                 $1,518,347                       $751,971


     The Pacifica Treasury Money Market Fund was reorganized as the Company's Treasury Money Market Mutual Fund on September 6, 1996. Prior to September 6, 1996, Wells Fargo Investment Management, Inc. ("WFIM") and its predecessor, First Interstate Capital Management, Inc. ("FICM") served as advisor to the Pacifica Treasury Money Market Fund. As of September 6, 1996, Wells Fargo Bank has been the advisor to the Company's Treasury Money Market Fund.

     For the fiscal year ended September 30, 1996, the Fund paid advisory fees of $2,442,922 of which $2,073,426 were waived. These amounts include fees paid by the predecessor portfolio to FICM/WFIM for the period begun April 1, 1996 and ended September 5, 1996.

    For the periods indicated below, the advisory fees paid to the former advisor by the predecessor portfolio of the Treasury Money Market Fund were as shown below. These amounts reflect voluntary fee waivers and expense reimbursements by the advisor. Prior to October 1, 1994, all of these fees were, in turn, paid by the advisor to its affiliates which served as investment sub-advisors during the periods indicated.


                               Six-Month
         Year Ended           Period Ended        Year Ended
          9/30/95               9/30/94             3/31/94
          -------               -------             -------

         $1,160,424            $454,029            $900,919




     General.  The Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisor.  As of May 1, 1998, Wells Capital Management
     ----------------------
("WCM") serves as sub-advisor to the Fund. As sub-advisor, WCM makes recommendations regarding the investment and reinvestment of the Fund's assets, furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Fund, and furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request. As compensation for sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $960 million of the Fund's average daily net assets and 0.04% of net assets over $960 million.

     General.  The Fund's Sub-Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or (ii) by the Company's Board of Directors including a majority of the Directors of the Company who are not parties to the Sub-Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's Sub-Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

    Administrator and Co-Administrator.  The Company has retained Wells Fargo
    ----------------------------------
Bank as Administrator and Stephens, Inc. ("Stephens") as Co-Administrator on behalf of the Fund. Under the respective Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo Bank and Stephens shall provide as administration services, among other things: (i) general supervision of the Fund's operations, including coordination of the services performed by the Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.03% and 0.04% respectively, of the average daily net assets of the Fund. Prior to February 1, 1998, the Administrator and Co-Administrator were entitled to receive a monthly fee at the annual rate of 0.04% and 0.02%, respectively, of the Fund's average daily net assets. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.


     Prior to February 1, 1997, Stephens served as the sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank. Stephens was entitled to receive for its services a fee, payable monthly, at the annual rate of 0.05% of the Fund's average daily net assets.

     For the period indicated below, the Fund paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:


                                    Six-Month Period
                                      Ended 3/31/97
                                      -------------

                  Total               Wells Fargo         Stephens
                  -----               -----------         --------

                 $483,198               $96,640           $386,558



     Prior to September 6, 1996, the Administrator, Furman Selz LLC ("Furman Selz"), of the Pacifica predecessor portfolio to the Fund provided management and administration services necessary for the operation of the Fund, pursuant to an Administrative Services Contract. For these services, Furman Selz was entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the predecessor portfolio.

     The predecessor portfolio of the Treasury Money Market Fund was administered through April 14, 1996 by the Dreyfus Corporation ("Dreyfus"), at the annual rate of 0.10% of the Fund's average daily net assets.

    The following table reflects the administration fees which the respective Administrators of the Fund and its predecessor portfolio paid during the fiscal year ended September 30, 1996. These amounts also reflect the net administration fees paid by the respective former Administrator of the predecessor portfolio during the period begun October 1, 1995 and ended September 5, 1996. During the fiscal year ended September 30, 1995, the six-month period ended September 30, 1994 and the fiscal year ended March 31, 1994, administration fees paid to Dreyfus by the predecessor portfolio of the Treasury Money Market Fund were as listed below.



                                               Six-Month
       Year Ended            Year Ended      Period Ended       Year Ended
         9/30/96              9/30/95           9/30/94           3/31/94
         -------              -------           -------           -------
       $1,745,759             $921,886         $347,499          $690,137



     Distributor.  Stephens (the "Distributor"), located at 111 Center Street,
     ------------
Little Rock, Arkansas 72201 serves as Distributor for the Fund. The Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for the Class E shares. The Plan was adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Directors").


     Under the Plan and pursuant to the Distribution Agreement, the Fund may pay Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at the annual rate of up to 0.10% of the Fund's average daily net assets attributable to Class E shares. Prior to September 1, 1997, the Distributor was entitled to a monthly fee at the annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class E shares.


     The actual fee payable to the Distributor by the Fund is determined, within such limits, from time to time by mutual agreement between the Company and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.


     For the six month period ended March 31, 1997, the Fund's distributor received the following fees for distribution-related services, as set forth below under the Fund's Plan for Class E shares.


                 Printing & Mailing        Marketing        Compensation to
     Total          Prospectus             Brochures          Underwriters
     -----          ----------             ---------          ------------

    $46,608            N/A                    N/A               $46,608



     For the six-month period ended March 31, 1997, Wells Fargo Securities Inc. ("WFSI"), an affiliated broker-dealer of the Company, and its registered representatives received no compensation under the Fund's Plan.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. Any Distribution Agreement related to the Plan also must be approved by such vote of the Directors and Non-Interested Directors. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Class E shares of the Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.


     The Plan requires that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of

Directors who are not "interested persons" of the Company be made by such disinterested Directors.


     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Company, acts as a selling agent for the Fund's Class E shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Directors has concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the customers that the Class E shares of the Fund are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.


     Shareholder Servicing Agent.  The Fund has approved a Servicing Plan and
     ----------------------------
has entered into a related Shareholder Servicing Agreement, with financial institutions, including Wells Fargo Bank, on behalf of Class E shares. Under the agreement, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the Fund, not to exceed 0.30% (0.25% prior to September 1, 1997), on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related form of shareholder servicing agreement were approved by the Company's Board of Directors and provide that the Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     For the six-month period ended March 31, 1997, the Fund paid $46,608 in shareholder servicing fees to Wells Fargo Bank or its affiliates.


     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund ("Non-Interested Directors"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Directors and Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors.
No material amendment to the Servicing Plan or related Servicing Agreement may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.


     Custodian.  Wells Fargo Bank acts as Custodian for the Fund. The Custodian,
     ----------
among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive fees as follows: a net asset charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also will provide portfolio accounting services under the Custody Agreement as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of the Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.


     For the six-month period ended March 31, 1997 the Fund did not pay any custody fees, after waivers, to Wells Fargo Bank.


     FICAL, located at 707 Wilshire Blvd., Los Angeles, California 90017, acted as Custodian of the Pacifica Treasury Money Market Fund. FICAL was entitled to receive a fee from Pacifica, computed daily and payable monthly, at the annual rate of 0.021% of the first $5 billion in aggregate average daily net assets of the Fund; 0.0175% of the next $5 billion in aggregate average daily net assets of the Fund; and 0.015% of the aggregate average daily net assets of the Fund in excess of $10 billion.


     For the period begun October 1, 1995 and ended September 5, 1996, the custody fees paid to FICAL, and for the period begun September 6, 1996 and ended September 30, 1996, the custody fees paid to Wells Fargo Bank, were $252,183. This amount reflects fee waivers.


     Transfer and Dividend Disbursing Agent.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Fund. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.10% of the average daily net assets of the Class E shares. Prior to September 1, 1997, Wells Fargo Bank was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Fund's Class E shares.


     For the six-month period ended March 31, 1997 the Fund did not pay any compensation for transfer and dividend disbursing agency services to Wells Fargo Bank.


     Underwriting Commissions.  Front-end sales loads and contingent-deferred
     -------------------------
sales charges are not assessed in connection with the purchase and redemption of Class E shares. Therefore, no underwriting commissions are paid to Stephens as the Distributor of the Fund's Class E shares.

                           PERFORMANCE CALCULATIONS


     The Fund may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.


     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


     Performance information for the Fund or Class E shares may be useful in reviewing the performance of the Fund or Class E shares of the Fund and for providing a basis for comparison with investment alternatives. The performance of the Fund and the performance of the Class E shares, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     The total return information presented below and advertised by the Fund for the period prior to March 24, 1997, the date the Class E shares of the Fund commenced operations, is based upon the prior performance of the Fund's Service Class shares, which commenced operations on October 1, 1985.


     Average Annual Total Return:  The Fund may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

 Average Annual Total Return for the Applicable Period Ended September 30, 1997
 ------------------------------------------------------------------------------




              Fund                 Inception    One Year    Three Year    Five Year    Ten Year
              ----                 ---------    --------    ----------    ---------    --------
Treasury Money Market
- Class E                           5.44%        4.60%        4.87%         4.06%        5.26%



     Cumulative Total Return:  In addition to the above performance information,
     -----------------------
the Fund may also advertise its cumulative total return. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Cumulative Total Return for the Applicable Period Ended September 30, 1997
     --------------------------------------------------------------------------




            Fund                       Inception    Three Year     Five Year     Ten Year
            ----                       ---------    ----------     ---------     --------
Treasury Money Market -
Class E                                 88.80%        15.34%        22.03%        66.96%



     Yield Calculations:  The Fund may, from time to time, include its yield and
     ------------------
effective yield in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Fund are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)/6/ -1]
                                      -----
                                       Cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


     Effective Yield:  Effective yields for the Fund are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of the Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Fund assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Seven-Day Yield = [(Base Period Return +1)365/7]-1.


           Yield for the Applicable Period Ended September 30, 1997
           --------------------------------------------------------


                                                                 Seven-Day
                                                Seven-Day        Effective     Thirty-Day
                Fund                              Yield            Yield         Yield
                ----                              -----            -----         -----

Treasury Money Market - Class E                    4.76%            4.88%         4.86%



     From time to time and only to the extent the comparison is appropriate for the Fund or a Class of shares, the Company may quote the performance or price-earning ratio of the Fund or Class in advertising and other types of literature as compared to the performance of the S&P

Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Fund or the Class E shares also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Fund's comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.


     Any such comparisons may be useful to investors who wish to compare past performance of the Fund or the Class E shares with that of competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.


     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."


     The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Fund. These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."


     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment advisor. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1998, Wells Fargo Bank and its affiliates provided investment Advisory services for approximately $62 billion of assets of individual, trusts, estates and institutions and $23 billion of mutual fund assets.

     The Company also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Fund may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account,

Money Market Checking Account, California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.


     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.


                       DETERMINATION OF NET ASSET VALUE


     Net asset value per share for Class E shares of the Fund is determined as of 12:00 noon and 1:00 p.m. (Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

     The Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.


     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Directors to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Fund to maintain a per share net asset value of $1.00, but there can be no assurance that the Fund will do so.


     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


     Shares of the Fund may be purchased on any day the Fund is open for business (a "Business Day"). The Fund is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.


     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund.


                             PORTFOLIO TRANSACTIONS


     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for the Fund's portfolio decisions and the placing of portfolio transactions.
In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.


     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.


     Wells Fargo Bank, as the Investment Advisor of the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contract, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Fund.

     Brokerage Commissions.  The Fund did not pay any brokerage commissions on
     ---------------------
portfolio transactions for the six-month period ended March 31, 1997 or the nine-month period ended September 30, 1996.


     Securities of Regular Broker/Dealers.  As of March 31, 1997, the Fund owned
     ------------------------------------
securities of its "regular brokers or dealers" or their parents, as defined in the Act as follows:


Fund                                    Broker/Dealers              Amount
----                                    --------------              ------
Treasury Money Market                   Goldman Sachs & Co.         $172,575,000
                                        J.P. Morgan Securities      $232,766,000
                                        Morgan Stanley              $156,530,000



     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.


                                 FUND EXPENSES


     From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against the Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.


                              FEDERAL INCOME TAXES


     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Fund intends to qualify as a regulated investment company
     -------
under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied separately to the Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and capital gains distributed to its shareholders.


     Qualification as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.


     The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of its net investment income (which, for this purpose, include net short-term capital gains) earned in each taxable year. Although the Fund must ordinarily make such distributions during the taxable year in which it realized the net investment income, in certain circumstances, the Fund may make such distributions in the following taxable year. Furthermore, distributions declared to a shareholder of record in a day in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year.


     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.


     Excise Tax.  A 4% nondeductible excise tax will be imposed on the Fund
     ----------
to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.


     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.


     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.


     Capital Gain Distributions.  Distributions which are designated by the Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.


     The Taxpayer Relief Act of 1997 (the "1997 Act") created several new categories of capital gains applicable to noncorporate taxpayers. Under prior law, noncorporate taxpayers were generally taxed at a maximum rate of 28% on net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss). Noncorporate taxpayers are now generally taxed at a maximum rate of 20% on net capital gain attributable to gains realized on the sale of property held for greater than 18 months, and a maximum rate of 28% on net capital gain attributable to gain realized on the sale of property held for greater than one year and not more than 18 months. The 1997 Act retains the treatment of short term capital gain or loss (generally, gain or loss attributable to capital assets held for 1 year or less) and did not affect the taxation of capital gains in the hands of corporate taxpayers.


     Under the 1997 Act, the Treasury is authorized to issue regulations for application of the reduced capital gains tax rates to pass-through entities, including regulated investment companies, such as the Fund. The IRS has published a notice applying the reduced capital gains rates to pass-through entities until the regulations are issued. According to the notice, a Fund may designate the portion of its capital gain distributions, if any, to which the 28% and 20% rates described in the preceding paragraph apply, based on the net amount of each class of capital gain realized by the Fund, determined as if the Fund were an individual subject to a marginal tax rate of 28%. Noncorporate shareholders of the Fund may therefore qualify for the reduced rate of tax on any capital gains paid by the Fund.


     Other Distributions.  Although dividends will be declared daily based on
     -------------------
the Fund's daily earnings, for federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends.

Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that the Fund's net income, on an annual basis, will equal the dividends declared during the year.


     Disposition of Fund Shares.  A disposition of Fund shares pursuant to
     --------------------------
redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.


     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.


     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 28% (however, see "Capital Gain Distributions" above); and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the taxpayer identification number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a credit or refund on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could subject the investor to penalties imposed by the IRS. Foreign shareholders of the Fund (described below) are generally not subject to backup withholding.


     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., an estate the income of which is not subject to U.S. federal income tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. income tax withholding (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. residents will apply. Distributions of net capital gain to foreign shareholders are generally not subject to U.S. income tax withholding.


     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1998, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of its distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.


     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.


     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.


                                 CAPITAL STOCK


     The Fund is one of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and currently offers shares of thirty-one other funds.


     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-
1) that are allocated to a particular class. Please contact Stagecoach Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.


     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.


     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the

Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares.


     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.


     The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.


     Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.


     Set forth below as of June 30, 1998 is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of a class of the Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of the Fund as a whole.

                       5% OWNERSHIP AS OF JUNE 30, 1998
                       --------------------------------


                                                       Class; Type             Percentage           Percentage
Fund                 Name and Address                  of Ownership             of Class           of Portfolio
----                 ----------------                  ------------             --------           ------------
TREASURY             Virg. & Co.                       Class A                   36.06%               6.22%
MONEY                Attn:  MF Dept. A88-4             Record Holder
MARKET               P.O. Box 8900
MUTUAL               Calabasas, CA  91372

                     Hare & Co.                        Class A                    8.65%                N/A
                     Bank of New York                  Record Holder
                     One Wall Street, 2nd Fl.
                     Attn:  STIF/Master Note
                     New York, NY  10005

                     Omnibus Account                   Class A                   21.99%                N/A
                     c/o Stephens Inc.                 Record Holder
                     Attn Zoe Hines
                     111 Center Street
                     Little Rock, AR 72201

                     WFB - Wholesale Sweep             Class A                   30.18%               5.21%
                     155 Fifth Street                  Record Holder
                     MAC 0106-066
                     San Francisco, CA  94103

                     Virg. & Co.                       Institutional Class       34.83%               7.63%
                     Attn:  MF Dept. A88-4             Record Holder
                     P.O. Box 8900
                     Calabasas, CA  91372

                     Wells Fargo Bank                  Institutional Class       33.23%               7.28%
                     Attn: Investment Sweep T-15       Record Holder
                     1300 S.W.  Fifth Avenue
                     Portland, OR  97201

                     Hare & Co.                        Institutional Class        8.79%                N/A
                     Bank of New York                  Record Holder
                     One Wall Street, 2nd Fl.
                     Attn:  STIF/Master Note
                     New York, NY  10005

                     Castle Tower Holding Corp.        Institutional Class        9.92%                N/A
                     510 Bering Drive, Suite 310       Record Holder
                     Houston, TX   77057

                                                       Class; Type             Percentage           Percentage
Fund                 Name and Address                  of Ownership             of Class           of Portfolio
----                 ----------------                  ------------             --------           ------------
                     Virg. & Co.                       Service Class             22.52%                N/A
                     Attn:  MF Dept. A88-4             Record Holder
                     P.O. Box 8900
                     Calabasas, CA  91372

                     Wells Fargo Bank                  Service Class              5.78%                N/A
                     FBO Choicemaker                   Record Holder
                     Attn:  Mutual Funds
                     P.O. Box 9800
                     Calabasas, CA  91372

                     Hare & Co.                        Service Class             66.94%               13.47%
                     Bank of New York                  Record Holder
                     One Wall Street, 2nd Fl.
                     Attn:  STIF/Master Note
                     New York, NY  10005

                     Hare & Co.                        Class E                  100.00%               32.54%
                     Bank of New York                  Record Holder
                     One Wall Street, 2nd Fl.
                     Attn:  Stiff/Master Note
                     New York, NY  10005

                     Wells Fargo Bank Agent            Administrative            20.42%                N/A
                     Orlandi No. 143242                Class
                     Mutual Funds No. 0187-112         Record Holder
                     AU No. 6971
                     201 Third Street, 11th Floor
                     San Francisco, CA  94163



         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).


                                      OTHER


         The Company's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission ("SEC") in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                             INDEPENDENT AUDITORS


         KPMG Peat Marwick LLP has been selected as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.


                             FINANCIAL INFORMATION


         The portfolio of investments and unaudited financial statements for the six-month period ended September 30, 1997, are hereby incorporated by reference to the Company's Semi-Annual Reports as filed with the SEC on December 5, 1997.



         The portfolio of investments, audited financial statements and independent auditors' report for the Fund for the fiscal period ended March 31, 1997 are hereby incorporated by reference to the Company's Annual Reports as filed with the SEC on June 4, 1997.


         Annual and Semi-Annual Reports may be obtained by calling
1-800-260-5969.

                                   APPENDIX



         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.


Corporate and Municipal Bonds


         Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.


         S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.


Municipal Notes


         Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.


         S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper


         Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.


         S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."


Corporate Notes


         S&P: The two highest ratings for corporate notes are "SP-1" and "SP-2." The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                            STAGECOACH FUNDS, INC.
                    SEC REGISTRATION NOS. 33-42927; 811-6419

                                     PART C

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------

     (a)  Financial Statements:
          --------------------

         With respect to the California Tax-Free Bond, Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Strategic Growth, U.S. Government Income and Variable Rate Government Funds, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1997, are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on March 3, 1998.

         With respect to the International Equity Fund, 4-6 month unaudited financial statements for the period beginning September 24, 1997 (commencement of operations) and ending March 9, 1998, are incorporated by reference to Post-Effective Amendment No. 44 to the Company's Registration Statement, as filed with the SEC on April 17, 1998.

         With respect to the Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, Diversified Equity Income, Equity Index, Equity Value, Government Money Market Mutual, Growth, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Oregon Tax-Free, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Strategic Growth, Treasury Money Market Mutual, U.S. Government Allocation and U.S. Government Income Funds, the portfolio of investments, unaudited financial statements and independent auditors' report for the fiscal period ended September 30, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Semi-Annual Reports, as filed with the SEC on December 5, 1997.

         With respect to the Asset Allocation, Capital Appreciation, Corporate Stock, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios of Master Investment Trust ("MIT"), the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended September 30, 1997 are incorporated in the respective statements of additional information for such

         Funds by reference to the Company's Semi-Annual Reports, as filed with the SEC on December 5, 1997.

         With respect to the Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, Diversified Equity Income, Equity Index, Equity Value, Government Money Market Mutual, Growth, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Oregon Tax-Free, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Strategic Growth, Treasury Money Market Mutual, U.S. Government Allocation and U.S. Government Income Funds, the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended March 31, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on June 4, 1997.

         With respect to the Asset Allocation, Capital Appreciation, Corporate Stock, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios of Master Investment Trust ("MIT"), the portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended March 31, 1997 are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports as filed with the SEC on June 4, 1997.

         With respect to the National Tax Free Money Market Trust, Corporate Bond Fund and Strategic Income Fund the financial statements for such Fund will be incorporated by reference in its respective statements of additional information when available.

         With respect to the predecessor portfolios to the California Tax-Free Bond, Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Strategic Growth, U.S. Government Income and Variable Rate Government Funds, the portfolio of investments and unaudited financial statements for the six month period ended June 30, 1997 are hereby incorporated by reference to the Semi-Annual Reports for Overland Express Funds, Inc. ("Overland") (SEC File Nos. 33-16296; 811-8275) as filed with the SEC on September 3, 1997.

         With respect to the Cash Investment Trust, Short-Term Government-Corporate Income and Short-Term Municipal Income Master Portfolios of MIT, the portfolio of investments and unaudited financial statements for the six month period ended June 30, 1997 are hereby incorporated by reference to the Semi-Annual Reports for Overland as filed with the SEC on September 3, 1997.

         With respect to the predecessor portfolios to the California Tax-Free Bond, Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-term Municipal Income, Strategic Growth, U.S. Government Income and Variable Rate Government Funds, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1996, are hereby incorporated by reference to the Overland Annual Reports as filed with the SEC on March 11, 1997.

         With respect to the Cash Investment Trust, Short-Term Government-Corporate Income and Short-Term Municipal Income Master Portfolios of MIT, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1996, are hereby incorporated by reference to the Overland Annual Reports as filed with the SEC on March 11, 1997.


    (b)  Exhibits:
         --------

   Exhibit
   Number                        Description
   ------                        -----------

    1(a)         - Amended and Restated Articles of Incorporation dated November
                   22, 1995, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    1(b)         - Articles Supplementary, incorporated by reference to Post-
                   Effective Amendment No. 43 to the Registration Statement, filed March 30, 1998.

    2            - By-Laws, incorporated by reference to Post-Effective
                   Amendment No. 31 to the Registration Statement, filed May 15, 1997.

    3            - Not Applicable

    4            - Not Applicable

    5(a)(i)      - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(a)(ii)     - Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

    5(b)(i)      - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(b)(ii)     - Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

    5(c)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(d)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(e)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(f)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(g)(i)      - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(g)(ii)     - Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

    5(h)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    5(i)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

    5(j)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    5(k)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Arizona Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(l)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Balanced Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(m)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Equity Value Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(n)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Government Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(o)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Intermediate Bond Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(p)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market Trust Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(q)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(r)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Oregon Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(s)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Prime Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(t)         - Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(u)         - Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

    5(v)         - Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    5(v)(i)      - Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Index Allocation, Short-Term Government-Corporate Income, Short-Term Municipal Income, Overland Express Sweep and Variable Rate Government Funds, filed September 25, 1997.

    5(v)(ii)     - Form of Sub-Advisory Contract with Barclays Global Fund
                   Advisors on behalf of the Index Allocation Fund, filed September 25, 1997.

    5(w)         - Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the International Equity Fund, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    6(a)         - Amended Distribution Agreement with Stephens Inc.,
                   incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    6(b)         - Selling Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    7            - Not Applicable

    8(a)         - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(b)         - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(c)         - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(d)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(e)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(f)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(g)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(h)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    8(i)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    8(j)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    8(k)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    8(l)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed April 29, 1996.

    8(m)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed February 28, 1996.

    8(n)         - Custody Agreement with Wells Fargo Bank on behalf of the
                   Arizona Tax-Free, Balanced, Equity Value, Government Money Market Mutual, Index Allocation, Intermediate Bond, Money Market Trust, National Tax-Free, Oregon Tax-Free, Overland Express Sweep, Prime Money Market Mutual, Short-Term Government-Corporate Income, Short-Term Municipal Income, Treasury Money Market Mutual and Variable Rate Government Funds, filed September 25, 1997.

    9(a)(i)      - Administration Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(a)(ii)     - Co-Administration Agreement with Wells Fargo Bank, N.A. and
                   Stephens Inc. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(b)         - Agency Agreement with Wells Fargo Bank, N.A. on behalf of the
                   Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    9(c)(i)      - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    9(c)(ii)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    9(c)(iii)    - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    9(c)(iv)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    9(c)(v)      - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    9(c)(vi)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed April 29, 1996.

    9(c)(vii)    - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(viii)   - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the California Tax-Free Bond Fund, incorporated by reference to

                   Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(ix)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(x)      - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xi)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xii)    - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xiii)   - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class B Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed February 28, 1996.

    9(c)(xiv)    - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xv)     - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xvi)    - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xvii)   - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xviii)  - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xix)    - Amended Shareholder Servicing Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Class A Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xx)     - Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                   on behalf of the Class A Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed February 28, 1996.

    9(d)(i)      - Servicing Plan on behalf of the National Tax-Free Money
                   Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    9(d)(ii)     - Servicing Plan on behalf of the Class B Shares of the Asset
                   Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(iii)    - Servicing Plan on behalf of the Class B Shares of the
                   California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(iv)     - Servicing Plan on behalf of the Class B Shares of the
                   Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(v)      - Servicing Plan on behalf of the Class B Shares of the Ginnie
                   Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(vi)     - Servicing Plan on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(vii)    - Servicing Plan on behalf of the Class B Shares of the U.S.
                   Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(viii)   - Servicing Plan on behalf of the Class A Shares of the
                   Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    9(d)(ix)     - Servicing Plan on behalf of the Class B Shares of the
                   Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    9(d)(x)      - Servicing Plan on behalf of the Class B shares of the Index
                   Allocation Fund, filed September 25, 1997.

    9(e)(i)      - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Class A Shares of the Arizona Tax-Free, Balanced, Equity Value, Government Money Market Mutual, Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-Free, Prime Money Market Mutual, Small Cap and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    9(e)(ii)     - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Class B Shares of the Arizona Tax-Free, Balanced, Equity Value, Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-Free and Small Cap Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    9(e)(iii)    - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Institutional Class Shares of the Aggressive Growth, Arizona Tax-Free, Balanced, California Tax-Free Bond, California Tax-Free Income, Equity Value, Ginnie Mae, Growth and Income, Intermediate Bond, International Equity, Money Market Mutual, National Tax-Free, Oregon Tax-Free, Prime Money Market Mutual, Short-Intermediate Government, Small Cap and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    9(e)(iv)     - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Service Class Shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement, filed June 17, 1996.

    9(e)(v)      - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Money Market Trust and California Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

    9(e)(vi)     - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Class E Shares of the Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed January 23, 1997.

    9(e)(vii)    - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Administrative Class shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(e)(viii)   - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Class C shares of the Aggressive Growth, California Tax-Free Bond, Index Allocation, Ginnie Mae, National Tax-Free Bond, Small Cap and Variable Rate Government Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(e)(ix)     - Servicing Plan and Form of Shareholder Servicing Agreement on
                   behalf of the Institutional Class shares of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(f)         - Shareholder Administrative Servicing Plan and Form of
                   Administrative Servicing Agreement on behalf of Class A shares of Index Allocation and Variable Rate Government Funds and shares of the Short-Term Government-Corporate Income and Short-Term Municipal Income Funds, filed September 25, 1997.

    10           - Opinion and Consent of Counsel, filed herewith.

    11           - Not Applicable

    12           - Not Applicable

    13           - Investment letter, incorporated by reference to Item 24(b) of
                   Pre-Effective Amendment No. 1 to the Registration Statement, filed November 29, 1991.

    14           - Not Applicable

    15(a)(i)     - Distribution Plan on behalf of the California Tax-
                   Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    15(a)(ii)    - Distribution Plan on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    15(a)(iii)   - Distribution Plan on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    15(a)(iv)    - Distribution Plan on behalf of the California Tax-Free Income
                   Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

    15(a)(v)     - Distribution Plan on behalf of the Short-Intermediate U.S.
                   Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    15(a)(vi)    - Amended Distribution Plan on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(vii)   - Amended Distribution Plan on behalf of the Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(viii)  - Amended Distribution Plan on behalf of the Class A Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(ix)    - Amended Distribution Plan on behalf of the Class A Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(x)     - Amended Distribution Plan on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(xi)    - Amended Distribution Plan on behalf of the Class A Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(xii)   - Distribution Plan on behalf of the National Tax-Free Money
                   Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    15(a)(xiii)  - Distribution Plan on behalf of the Class A Shares of the
                   Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    15(a)(xiv)   - Distribution Plan on behalf of the California Tax-Free Money
                   Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

    15(a)(xv)    - Distribution Plan on behalf of the Class A Shares of the
                   Arizona Tax-Free, Balanced, Equity Value, Government Money Market Mutual, Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-Free, Prime Money Market Mutual, Small Cap and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 32, filed May 30, 1997.

    15(a)(xvi)   - Distribution Plan on behalf of the Class A shares of the
                   Index Allocation and Variable Rate Government Funds and shares of the Short-Term Government-Corporate Income and Short-Term Municipal Income Funds, filed September 25, 1997.

    15(b)(i)     - Distribution Plan on behalf of the Class B Shares of the
                   Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(ii)    - Distribution Plan on behalf of the Class B Shares of the
                   California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(iii)   - Distribution Plan on behalf of the Class B Shares of the
                   Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(iv)    - Distribution Plan on behalf of the Class B Shares of the
                   Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(v)     - Distribution Plan on behalf of the Class B Shares of the
                   Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(vi)    - Distribution Plan on behalf of the Class B Shares of the U.S.
                   Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(vii)   - Distribution Plan on behalf of the Class B Shares of the
                   Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    15(b)(viii)  - Distribution Plan on behalf of the Class B Shares of the
                   Arizona Tax-Free, Balanced, Equity Value, Index Allocation, Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-Free and Small Cap Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    15(c)        - Distribution Plan on behalf of the Class C Shares of the
                   Aggressive Growth, California Tax-Free Bond, Index Allocation, Ginnie Mae, National Tax-Free Bond, Small Cap and Variable Rate Government Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    15(d)        - Distribution Plan on behalf of the Overland Sweep Fund, filed
                   September 25, 1997.

    15(e)        - Distribution Plan on behalf of the Class E Shares of the
                   Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 29, filed January 23, 1997.

    16           - Schedules for Computation of Performance Data, incorporated by reference to Post-Effective Amendment No. 15, filed May 1, 1995.

    17           - See Exhibit 27.

    18           - Rule 18f-3 Multi-Class Plan, as amended, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5,1997.

    19           - Powers of Attorney for R. Greg Feltus, Jack S. Euphrat,
                   Thomas S. Goho, Joseph N. Hankin, W. Rodney Hughes, Robert M. Joses and J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 32, filed May 30, 1997; Power of Attorney for Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 41, filed January 30, 1998.

    27           - Financial Data Schedules for the Overland predecessor
                   portfolios for the period ended December 31, 1996, incorporated by reference to the Form N-SAR filed February 9, 1997; Financial Data Schedules for the fiscal period ended March 31, 1997, incorporated by reference to the Form N-SAR, filed May 29, 1997.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          As of May 1, 1998 the Funds did not directly or indirectly control, and were not under common control with, any other person or entity.

Item 26.  Number of Holders of Securities
          -------------------------------

          As of April 30, 1998, the number of record holders of each class of Securities of the Registrant was as follows:

                      Title of Class                                     Number of Record Holders
----------------------------------------------------------   -------------------------------------------------
                                                             Class A(1)    Class B    Class C     Institutional
                                                             ----------    -------    -------     -------------
                                                                                                      Class
                                                                                                      -----
Arizona Tax-Free Fund                                              179         36        N/A              6
Asset Allocation Fund                                           12,659     12,214         10            N/A
Balanced Fund                                                    1,621        597        N/A            196
California Tax-Free Bond Fund                                   10,694      1,788         95             49
California Tax-Free Income Fund                                  2,943        N/A        N/A              7
California Tax-Free Money Market Mutual Fund                     7,770        N/A        N/A            N/A
California Tax-Free Money Market Trust                               2        N/A        N/A            N/A
Corporate Bond Fund                                                 16         45          5            N/A
Diversified Equity Income Fund                                  12,295      3,850        N/A            N/A
Equity Index Fund                                                2,319        564        N/A            N/A
Equity Value Fund                                                2,492      5,570         15            171
Government Money Market Mutual Fund                                133        N/A        N/A            N/A
Growth Fund                                                     13,104      3,860        N/A             33
Index Allocation Fund                                            1,437        216      1,149            N/A
International Equity Fund                                        1,118      2,665          3            N/A
Intermediate Bond Fund                                             153        294        N/A              9
Money Market Mutual Fund                                         5,729         2(2)      N/A            N/A
Money Market Trust                                                   5        N/A        N/A            N/A
National Tax-Free Fund                                             914         36        139              5
National Tax-Free Money Market Mutual Fund                          49        N/A        N/A             15
National Tax-Free Money Market Trust                                 2        N/A        N/A            N/A
Oregon Tax-Free Fund                                               613         86        N/A              9
Overland Express Sweep Fund                                          4        N/A        N/A            N/A
Prime Money Market Mutual Fund                                     352       508(3)     658(5)          105
Short-Intermediate U.S. Government Income Fund                     707        N/A        N/A             76

Short-Term Government-Corporate Income Fund                         25        N/A        N/A            N/A
Short-Term Municipal Income Fund                                    20        N/A        N/A            N/A
Small Cap Fund                                                     798      1,898        129             14
Strategic Growth Fund                                           13,694      3,013      1,516            N/A
Treasury Money Market Mutual Fund                                  204       129(3)       2(4)          223
                                                                                        142(5)
U.S. Government Allocation Fund                                  1,283        514        N/A            N/A
U.S. Government Income Fund                                     10,546        874         86            105
Variable Rate Government Fund                                      698        N/A         52            N/A

(1) For purposes of this chart, shares of single class Funds are included under the designation "Class A".
(2) Designates the number of Class S recordholders.
(3) Designates the number of Service Class recordholders.
(4) Designates the number of Class E recordholders.
(5) Designates the number of Administrative Class recordholders.


Item 27.      Indemnification
              ---------------

              The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

              (h) The Corporation shall indemnify (1) its Directors and Officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

              (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

Item 28.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

          Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment advisor to several of the Registrant's investment portfolios and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

        To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.


Name and Position     Principal Business(es) and Address(es)
at Wells Fargo Bank   During at Least the Last Two Fiscal Years
-------------------   -----------------------------------------
H. Jesse Arnelle      Senior Partner of Arnelle, Hastie, McGee, Willis & Greene
Director              455 Market Street
                      San Francisco, CA  94105

                      Director of Armstrong World Industries, Inc.
                      5037 Patata Street
                      South Gate, CA  90280

                      Director of Eastman Chemical Corporation
                      12805 Busch Place
                      Santa Fe Springs, CA  90670

                      Director of FPL Group, Inc.
                      700 Universe Blvd.
                      P.O. Box 14000

                      North Palm Beach, FL  33408

Michael R. Bowlin     Chairman of the Board of Directors, Chief Executive Officer,
Director              Chief Operating Officer and President of
                      Atlantic Richfield Co. (ARCO)
                      Highway 150
                      Santa Paula, CA  93060

Edward Carson         Chairman of the Board and Chief Executive Officer of
Director              First Interstate Bancorp
                      633 West Fifth Street
                      Los Angeles, CA  90071

                      Director of Aztar Corporation
                      2390 East Camelback Road  Suite 400
                      Phoenix, AZ  85016

                      Director of Castle & Cook, Inc.
                      10900 Wilshire Blvd.
                      Los Angeles, CA  90024

                      Director of Terra Industries, Inc.
                      1321 Mount Pisgah Road
                      Walnut Creek, CA  94596

William S. Davilla    President (Emeritus) and a Director of
Director              The Vons Companies, Inc.
                      618 Michillinda Ave.
                      Arcadia, CA  91007

                      Director of Pacific Gas & Electric Company
                      788 Taylorville Road
                      Grass Valley, CA  95949

Rayburn S. Dezember   Director of CalMat Co.
Director              3200 San Fernando Road
                      Los Angeles, CA  90065

                      Director of Tejon Ranch Company
                      P.O. Box 1000
                      Lebec, CA  93243

                      Director of The Bakersfield Californian
                      1707 I Street
                      P.O. Box 440
                      Bakersfield, CA  93302

                      Trustee of Whittier College
                      13406 East Philadelphia Ave.

                      P.O. Box 634
                      Whittier, CA  90608

Paul Hazen            Chairman of the Board of Directors of
Chairman of the       Wells Fargo & Company
Board of Directors    420 Montgomery Street
                      San Francisco, CA  94105

                      Director of Phelps Dodge Corporation
                      2600 North Central Ave.
                      Phoenix, AZ  85004

                      Director of Safeway, Inc.
                      4th and Jackson Streets
                      Oakland, CA  94660

Robert K. Jaedicke    Professor (Emeritus) of Accounting
Director              Graduate School of Business at Stanford University
                      MBA Admissions Office
                      Stanford, CA  94305

                      Director of Bailard Biehl & Kaiser
                      Real Estate Investment Trust, Inc.
                      2755 Campus Dr.
                      San Mateo, CA  94403

                      Director of Boise Cascade Corporation
                      1111 West Jefferson Street
                      P.O. Box 50
                      Boise, ID  83728

                      Director of California Water Service Company
                      1720 North First Street
                      San Jose, CA  95112

                      Director of Enron Corporation
                      1400 Smith Street
                      Houston, TX  77002

                      Director of GenCorp, Inc.
                      175 Ghent Road
                      Fairlawn, OH  44333

                      Director of Homestake Mining Company
                      650 California Street
                      San Francisco, CA  94108

Thomas L. Lee         Chairman and Chief Executive Officer of
Director              The Newhall Land and Farming Company

                      10302 Avenue 7 1-2
                      Firebaugh, CA  93622

                      Director of Calmat Co.
                      501 El Charro Road
                      Pleasanton, CA  94588

                      Director of First Interstate Bancorp
                      633 West Fifth Street
                      Los Angeles, CA  90071

Ellen Newman          President of Ellen Newman Associates
Director              323 Geary Street
                      Suite 507
                      San Francisco, CA  94102

                      Chair (Emeritus) of the Board of Trustees
                      University of California at San Francisco Foundation
                      250 Executive Park Blvd.
                      Suite 2000
                      San Francisco, CA  94143

                      Director of the California Chamber of Commerce
                      1201 K Street
                      12th Floor
                      Sacremento, CA  95814

Philip J. Quigley     Chairman, President and Chief Executive Officer of
Director              Pacific Telesis Group
                      130 Kearney Street  Rm.  3700
                      San Francisco, CA  94108

Carl E. Reichardt     Director of Columbia/HCA Healthcare Corporation
Director              One Park Plaza
                      Nashville, TN  37203

                      Director of Ford Motor Company
                      The American Road
                      Dearborn, MI  48121

                      Director of Newhall Management Corporation
                      23823 Valencia Blvd.
                      Valencia, CA  91355

                      Director of Pacific Gas and Electric Company
                      77 Beale Street
                      San Francisco, CA  94105

                      Retired Chairman of the Board of Directors

                      and Chief Executive Officer of Wells Fargo & Company
                      420 Montgomery Street
                      San Francisco, CA  94105

Donald B. Rice        President and Chief Executive Officer of Teledyne, Inc.
Director              2049 Century Park East
                      Los Angeles, CA  90067

                      Retired Secretary of the Air Force
                      Director of Vulcan Materials Company
                      One MetroPlex Drive
                      Birmingham, AL  35209

Richard J. Stegemeier Chairman (Emeritus) of Unocal Corp
Director              44141 Yucca Avenue
                      Lancaster, CA  93534

                      Director of Foundation Health Corporation
                      166 4th
                      Fort Irwin, CA  92310

                      Director of Halliburton Company
                      3600 Lincoln Plaza
                      500 North Alcard Street
                      Dallas, TX  75201

                      Director of Northrop Grumman Corp.
                      1840 Century Park East
                      Los Angeles, CA  90067

                      Director of Outboard Marine Corporation
                      100 SeaHorse Drive
                      Waukegan, IL  60085

                      Director of Pacific Enterprises
                      555 West Fifth Street
                      Suite 2900
                      Los Angeles, CA  90031

                      Director of First Interstate Bancorp
                      633 West Fifth Street
                      Los Angeles, CA  90071

Susan G. Swenson      President and Chief Executive Officer of Cellular One
Director              651 Gateway Blvd.
                      San Francisco, CA  94080

David M. Tellep       Retired Chairman of the Board and Chief Executive Officer of

Director              Martin Lockheed Corp
                      6801 Rockledge Drive
                      Bethesda, MD  20817

                      Director of Edison International
                      and Southern California Edison Company
                      2244 Walnut Grove Ave.
                      Rosemead, CA  91770

                      Director of First Interstate
                      633 West Fifth Street
                      Los Angeles, CA  90071
Chang-Lin Tien        Chancellor of the University of California at Berkeley
Director
                      Director of Raychem Corporation
                      300 Constitution Drive
                      Menlo Park, CA  94025

John A. Young         President, Chief Executive Officer and Director
Director              of Hewlett-Packard Company
                      3000 Hanover Street
                      Palo Alto, CA  9434

                      Director of Chevron Corporation
                      225 Bush Street
                      San Francisco, CA  94104

                      Director of Lucent Technologies
                      25 John Glenn Drive
                      Amherst, NY  14228

                      Director of Novell, Inc.
                      11300 West Olympic Blvd.
                      Los Angeles, CA  90064

                      Director of Shaman Pharmaceuticals Inc.
                      213 East Grand Ave. South
                      San Francisco, CA  94080

William F. Zuendt     President of Wells Fargo & Company
President             420 Montgomery Street
                      San Francisco, CA  94105

                      Director of 3Com Corporation
                      5400 Bayfront Plaza, P.O. Box 58145
                      Santa Clara, CA  95052

                      Director of the California Chamber of Commerce

      Prior to May 1, 1996, Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. From May 1, 1996 to December 15, 1997 BGFA BGFA served as sub-advisor to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust, in which such funds invested substantially all of their assets. These Funds currently invest directly in a portfolio of securities and no longer invest in the Master Portfolios. BGFA currently serves as sub-advisor to these Funds.

      The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-advisor to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position              Principal Business(es) During at
at BGFA                        Least the Last Two Fiscal Years
-------                        -------------------------------
Frederick L.A. Grauer          Director of BGFA and Co-Chairman and Director of BGI
Director                       45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                  Director of BGFA and C-Chairman and Director of BGI
Director                       45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint               Chairman of the Board of Directors of BGFA
Chairman and Director          and Chief Executive Officer of BGI
                               45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher              Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer        45 Fremont Street, San Francisco, CA 94105
                               Managing Director and Principal Accounting Officer at
                               Bankers Trust Company from 1988 - 1997
                               505 Market Street, San Francisco, CA  94105

        Prior to January 1, 1996 WFNIA served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as advisor or sub-advisor to various other open-end management investment companies.

        For additional information, "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of Additional Information of such Funds. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisors Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 29.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc., distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Life & Annuity Trust, MasterWorks Funds, Inc. Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and is the exclusive placement agent for Managed Series Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

          (c) Not applicable.

Item 30.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

          (b) Wells Fargo Bank maintains all Records relating to its services as investment advisor, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

          (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

          (d) BGFA and BGI maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of Additional Information of such Funds, the Registrant is not a party to any management-related service contract.

Item 32.  Undertakings.
          ------------

          (a)  Not applicable.

          (b)  Not applicable.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES
                                  ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 28th day of May, 1998.

                         STAGECOACH FUNDS, INC.


                         By  /s/ Richard H. Blank, Jr.
                             --------------------------------
                             Richard H. Blank, Jr.
                             Secretary and Treasurer
                             (Principal Financial Officer)

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

   Signature                   Title                                 Date
   ---------                   -----                                 ----

                *              Director, Chairman and President
   --------------------------
   (R. Greg Feltus)            (Principal Executive Officer)


   /s/ Richard H. Blank, Jr.   Secretary and Treasurer             5/28/98
   --------------------------
   (Richard H. Blank, Jr.)     (Principal Financial Officer)

                *              Director
   --------------------------
   (Jack S. Euphrat)

                *              Director
   --------------------------
   (Thomas S. Goho)

                *              Director
   --------------------------
   (Peter G. Gordon)

                *              Director
   --------------------------
   (Joseph N. Hankin)

                *              Director
   --------------------------
   (W. Rodney Hughes)

                *              Director
   --------------------------
   (Tucker Morse)


*By /s/Richard H. Blank, Jr.
    -------------------------
    Richard H. Blank, Jr.
    As Attorney-in-Fact
    May 28, 1998

                            STAGECOACH FUNDS, INC.
                          FILE NOS. 33-42927; 811-6419
                                 EXHIBIT INDEX

EXHIBIT NUMBER             DESCRIPTION
EX-99.B10                  Opinion and Consent of Counsel